Schedule of Investments (unaudited)	BlackRock Short Duration Bond ETF
July 31, 2024	(Formerly BlackRock Short Maturity Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities

Aimco CLO 12 Ltd., 6.99%, 01/17/32,
(3-mo. SOFR + 1.700%)(a)(b)	USD	250	$250,119
American Express Credit Account Master Trust,
5.15%, 09/15/30	USD	5,770	5,921,059
AMMC CLO 21 Ltd., 7.19%, 11/02/30,
(3-mo. SOFR + 1.941%)(a)(b)	USD	705	706,693
Anchorage Capital CLO 7 Ltd., 6.89%, 04/28/37,
(3-mo. SOFR + 1.560%)(a)(b)	USD	8,625	8,673,300
ARI Fleet Lease Trust, 5.54%, 04/15/33(a)	USD	914	919,883
Asimi Funding PLC
6.20%, 09/16/31,
(1-day SONIA + 1.000%)(b)(c)	GBP	811	1,042,638
6.55%, 09/16/31,
(1-day SONIA + 1.350%)(b)(c)	GBP	100	128,572
7.15%, 09/16/31,
(1-day SONIA + 1.950%)(b)(c)	GBP	100	128,576
Auto ABS Italian Stella Loans SRL
5.34%, 12/29/36,
(1-mo. EURIBOR + 1.700%)(b)(c)	EUR	100	108,577
5.94%, 12/29/36,
(1-mo. EURIBOR + 2.300%)(b)(c)	EUR	100	109,031
AutoFlorence 2 SRL
4.33%, 12/24/44,
(1-mo. EURIBOR + 0.700%)(b)(c)	EUR	4,368	4,733,566
4.38%, 12/24/44,
(1-mo. EURIBOR + 0.750%)(b)(c)	EUR	380	410,198
AutoFlorence 3 SRL, 5.97%, 12/25/46,
(1-mo. EURIBOR + 2.350%)(b)(c)	EUR	347	380,565
Autonoria Spain FT, 5.62%, 01/26/40,
(1-mo. EURIBOR + 2.000%)(b)(c)	EUR	330	362,860
Azure Finance No. 3 PLC, 6.01%, 06/20/34,
(1-day SONIA + 0.800%)(b)(c)	GBP	735	946,276
BA Credit Card Trust, 4.98%, 11/15/28	USD	4,705	4,746,459
Bain Capital CLO Ltd. Series 2024-1A, Class A1,
6.87%, 04/16/37,
(3-mo. SOFR + 1.550%)(a)(b)	USD	2,235	2,247,294
Barings CLO Ltd., 6.61%, 04/20/31,
(3-mo. SOFR + 1.332%)(a)(b)	USD	541	541,752
Bavarian Sky SA, 4.06%, 03/20/32,
(1-mo. EURIBOR + 0.430%)(b)(c)	EUR	1,500	1,625,180
Benefit Street Partners CLO VIII Ltd. Series
2015-8A, Class A1AR, 6.64%, 01/20/31,
(3-mo. SOFR + 1.362%)(a)(b)	USD	383	384,044
Benefit Street Partners CLO XII Ltd., 6.51%,
10/15/30, (3-mo. SOFR + 1.212%)(a)(b)	USD	587	587,247
Blueberry Park CLO Ltd., 1.00%, 10/20/37,
(3-mo. SOFR + 1.350%)(a)(b)	USD	2,000	2,000,000
BPCE Consumer Loans FCT, 4.30%, 10/31/42,
(1-mo. EURIBOR + 0.700%)(b)(c)	EUR	2,000	2,173,876
Brex Commercial Charge Card Master Trust,
6.05%, 07/15/27(a)	USD	277	278,776
Brignole Co., 5.63%, 02/24/42,
(1-mo. EURIBOR + 2.000%)(b)(c)	EUR	96	104,154
Bryant Park Funding Ltd., 6.93%, 04/15/37,
(3-mo. SOFR + 1.620%)(a)(b)	USD	1,440	1,447,994
Carlyle C17 CLO Ltd. Series C17A, Class A1AR,
6.55%, 04/30/31,
(3-mo. SOFR + 1.292%)(a)(b)	USD	631	632,841

Security	Par (000)		Value

Carlyle Global Market Strategies CLO Ltd.
Series 2014-1A, Class A1R2, 6.52%,
04/17/31, (3-mo. SOFR + 1.232%)(a)(b)	USD	2,734	$2,747,695
CarMax Auto Owner Trust, 4.92%, 10/16/28	USD	693	694,907
CarVal CLO II Ltd., 7.04%, 04/20/32,
(3-mo. SOFR + 1.761%)(a)(b)	USD	1,500	1,500,482
CarVal CLO IX-C Ltd., 6.96%, 04/20/37,
(3-mo. SOFR + 1.680%)(a)(b)	USD	1,000	1,005,414
Carval Clo X-C Ltd./Jersey, 6.75%, 07/20/37,
(3-mo. SOFR + 1.460%)(a)(b)	USD	2,000	2,003,968
Cbam Ltd. Series 2018-7A, Class A, 6.64%,
07/20/31, (3-mo. SOFR + 1.362%)(a)(b)	USD	576	576,247
Chase Issuance Trust, 4.60%, 01/16/29	USD	4,525	4,530,768
Chesapeake Funding II LLC, 5.52%, 05/15/36(a)	USD	4,409	4,431,281
CIFC Funding Ltd.
6.83%, 04/21/37,
(3-mo. SOFR + 1.550%)(a)(b)	USD	2,500	2,512,784
6.74%, 07/17/37,
(3-mo. SOFR + 1.410%)(a)(b)	USD	3,500	3,516,928
1.00%, 07/23/37,
(3-mo. SOFR + 1.650%)(a)(b)	USD	500	500,000
Series 2018-1A, Class A, 6.54%, 04/18/31,
(3-mo. SOFR + 1.262%)(a)(b)	USD	6,500	6,506,624
Series 2018-2A, Class A1, 6.58%, 04/20/31,
(3-mo. SOFR + 1.302%)(a)(b)	USD	972	977,140
Citibank Credit Card Issuance Trust, 6.21%,
05/14/29,
(1-mo. CME Term SOFR + 0.884%)(b)	USD	21,123	21,360,619
CNH Equipment Trust, 4.77%, 06/15/29	USD	3,534	3,540,453
College Ave Student Loans LLC Series 2021-A,
Class A1, 6.56%, 07/25/51,
(1-mo. CME Term SOFR + 1.214%)(a)(b)	USD	160	158,780
Compartment BL Consumer Credit
4.52%, 09/25/41,
(1-mo. EURIBOR + 0.900%)(b)	EUR	817	885,779
4.25%, 09/25/41,
(1-mo. EURIBOR + 0.630%)(b)	EUR	1,799	1,953,459
Delamare Cards MTN Issuer PLC, 6.01%,
04/19/31, (1-day SONIA + 0.800%)(b)(c)	GBP	3,610	4,657,460
Dilosk Rmbs No. 9 Dac, 4.47%, 01/25/63,
(3-mo. EURIBOR + 0.680%)(b)(c)	EUR	810	877,404
Dowson PLC
6.96%, 01/20/29,
(1-day SONIA + 1.750%)(b)(c)	GBP	453	583,447
7.91%, 08/20/29,
(1-day SONIA + 2.700%)(b)(c)	GBP	3,623	4,674,888
Dryden 68 CLO Ltd., 6.73%, 07/15/35,
(3-mo. SOFR + 1.432%)(a)(b)	USD	1,000	1,001,100
Dryden 77 CLO Ltd. Series 2020-77A, Class XR,
6.59%, 05/20/34,
(3-mo. SOFR + 1.262%)(a)(b)	USD	125	124,939
Dryden XXVI Senior Loan Fund, 7.01%,
04/15/29, (3-mo. SOFR + 1.712%)(a)(b)	USD	600	600,783
Dutch Property Finance BV
4.44%, 10/28/59,
(3-mo. EURIBOR + 0.750%)(b)(c)	EUR	6,662	7,225,087
Series 2021-2, Class A, 4.39%, 04/28/59,
(3-mo. EURIBOR + 0.700%)(b)(c)	EUR	4,055	4,391,957
Edenbrook Mortgage Funding PLC
7.15%, 03/22/57,
(1-day SONIA + 1.950%)(b)(c)	GBP	255	327,915

Schedule of Investments (unaudited) (continued)	BlackRock Short Duration Bond ETF
July 31, 2024	(Formerly BlackRock Short Maturity Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)		Value

7.75%, 03/22/57,
(1-day SONIA + 2.550%)(b)(c)	GBP	147	$189,032
Elmwood CLO 26 Ltd., 6.79%, 04/18/37,
(3-mo. SOFR + 1.500%)(a)(b)	USD	3,740	3,759,479
Elmwood CLO III Ltd., 6.92%, 07/18/37,
(3-mo. SOFR + 1.600%)(a)(b)	USD	500	501,881
Elvet Mortgages PLC Series 2021-1, , 5.60%,
10/22/63, (1-day SONIA + 0.370%)(c)	GBP	2,226	2,855,556
Enterprise Fleet Financing LLC
5.42%, 10/22/29(a)	USD	7,150	7,214,852
5.23%, 03/20/30(a)	USD	3,346	3,354,344
5.16%, 09/20/30(a)	USD	223	225,926
4.98%, 08/21/28(a)	USD	1,518	1,526,265
5.06%, 03/20/31(a)	USD	492	495,885
Ford Credit Auto Owner Trust
5.83%, 06/15/26,
(30-day Avg SOFR + 0.490%)(b)	USD	1,988	1,989,049
5.53%, 09/15/28	USD	9,198	9,317,135
5.28%, 02/15/36(a)	USD	7,052	7,209,408
4.87%, 08/15/36(a)(d)	USD	5,786	5,852,258
Ford Credit Floorplan Master Owner Trust A
6.59%, 05/15/28,
(30-day Avg SOFR + 1.250%)(a)(b)	USD	18,735	18,960,924
5.24%, 04/15/31(a)	USD	3,850	3,940,933
Fortuna Consumer Loan ABS DAC
4.93%, 02/18/34,
(1-mo. EURIBOR + 1.350%)(b)(c)	EUR	200	217,624
5.88%, 02/18/34,
(1-mo. EURIBOR + 2.300%)(b)(c)	EUR	100	109,227
Foundation Finance Trust, 5.50%, 12/15/49(a)	USD	2,771	2,799,587
Galaxy XV CLO Ltd. Series 2013-15A,
Class ARR, 6.53%, 10/15/30,
(3-mo. SOFR + 1.232%)(a)(b)	USD	275	275,202
Galaxy XXII CLO Ltd., 6.75%, 04/16/34,
(3-mo. SOFR + 1.462%)(a)(b)	USD	1,000	1,000,022
Generate CLO 2 Ltd., 6.69%, 01/22/31,
(3-mo. SOFR + 1.412%)(a)(b)	USD	863	864,062
Gilbert Park CLO Ltd., 6.75%, 10/15/30,
(3-mo. SOFR + 1.452%)(a)(b)	USD	93	93,425
Ginkgo Personal Loans, 4.42%, 09/23/44,
(1-mo. EURIBOR + 0.790%)(b)(c)	EUR	1,800	1,955,864
GM Financial Revolving Receivables Trust
5.77%, 08/11/36(a)	USD	5,289	5,513,402
4.98%, 12/11/36(a)	USD	2,233	2,267,749
GreatAmerica Leasing Receivables Funding LLC
Series, 5.28%, 03/15/27(a)	USD	1,762	1,761,966
Grippen Park CLO Ltd., 6.80%, 01/20/30,
(3-mo. SOFR + 1.522%)(a)(b)	USD	70	70,405
Hermitage PLC
7.55%, 04/21/33,
(1-day SONIA + 2.350%)(b)(c)	GBP	100	128,575
6.80%, 04/21/33,
(1-day SONIA + 1.600%)(b)(c)	GBP	114	146,576
Highbridge Loan Management Series 3A-2014,
Class A1R, 6.72%, 07/18/29,
(3-mo. SOFR + 1.442%)(a)(b)	USD	105	104,838
Hill FL BV
5.63%, 02/18/32,
(1-mo. EURIBOR + 2.050%)(b)(c)	EUR	100	109,638
6.78%, 02/18/32,
(1-mo. EURIBOR + 3.200%)(b)(c)	EUR	100	109,925

Security	Par (000)		Value

Hops Hill No. 4 PLC
6.92%, 04/21/56,
(1-day SONIA + 1.700%)(b)(c)	GBP	161	$206,597
7.52%, 04/21/56,
(1-day SONIA + 2.300%)(b)(c)	GBP	165	211,725
6.10%, 04/21/56,
(1-day SONIA + 0.880%)(b)(c)	GBP	1,675	2,157,834
6.52%, 04/21/56,
(1-day SONIA + 1.300%)(b)(c)	GBP	628	807,456
Hyundai Auto Receivables Trust
5.48%, 04/17/28	USD	256	257,824
4.99%, 02/15/29	USD	12,120	12,184,341
John Deere Owner Trust, 4.96%, 11/15/28	USD	9,312	9,370,488
KKR CLO 21 Ltd., 6.56%, 04/15/31,
(3-mo. SOFR + 1.262%)(a)(b)	USD	4,067	4,074,182
LCM 29 Ltd. Series 29A, Class AR, 6.63%,
04/15/31, (3-mo. SOFR + 1.332%)(a)(b)	USD	2,320	2,324,850
London Cards No. 2 PLC
7.71%, 03/28/34(c)	GBP	100	129,101
6.61%, 03/28/34,
(1-day SONIA + 1.400%)(b)(c)	GBP	904	1,169,315
8.66%, 03/28/34,
(1-day SONIA + 3.450%)(b)(c)	GBP	100	130,448
Lt Autorahoitus IV DAC, 4.27%, 07/18/33,
(1-mo. EURIBOR + 0.700%)(b)(c)	EUR	1,606	1,745,570
Madison Park Funding L Ltd., 6.68%, 04/19/34,
(3-mo. SOFR + 1.402%)(a)(b)	USD	500	500,012
Madison Park Funding LVII Ltd., 1.00%,
07/27/34(a)	USD	1,635	1,635,000
Madison Park Funding XIX Ltd., 7.53%,
01/22/37, (3-mo. SOFR + 2.250%)(a)(b)	USD	6,250	6,330,708
Madison Park Funding XVII Ltd. Series
2015-17A, Class AR2, 6.54%, 07/21/30,
(3-mo. SOFR + 1.262%)(a)(b)	USD	1,261	1,261,554
Mariner CLO LLC, 6.87%, 01/23/37,
(3-mo. SOFR + 1.590%)(a)(b)	USD	680	685,284
Marzio Finance SRL, 4.48%, 05/28/49,
(1-mo. EURIBOR + 0.880%)(b)(c)	EUR	1,048	1,140,761
MMAF Equipment Finance LLC, 4.95%,
07/14/31(a)	USD	1,197	1,203,800
Molossus BTL PLC, 6.18%, 04/18/61,
(1-day SONIA + 0.950%)(b)(c)	GBP	1,457	1,874,060
Navient Private Education Refi Loan Trust
Series 2020-IA, Class A1B, 6.44%, 04/15/69,
(1-mo. CME Term SOFR + 1.114%)(a)(b)	USD	4,163	4,164,205
Series 2021-BA, Class A, 0.94%, 07/15/69(a)	USD	4,245	3,747,715
Series 2021-DA, Class A, 6.51%, 04/15/60,
(PRIME - 1.990%)(a)(b)	USD	4,492	4,321,701
Navient Student Loan Trust, 7.04%, 03/15/72,
(30-day Avg SOFR + 1.700%)(a)(b)	USD	2,282	2,299,277
Navistar Financial Dealer Note Master Owner
Trust, 5.59%, 04/25/29(a)	USD	2,921	2,945,616
Nelnet Student Loan Trust
6.20%, 04/20/62,
(1-mo. CME Term SOFR + 0.854%)(a)(b)	USD	3,622	3,601,141
6.15%, 04/20/62,
(1-mo. CME Term SOFR + 0.804%)(a)(b)	USD	1,923	1,909,242
7.15%, 11/25/53(a)	USD	1,420	1,426,131
Series 2021-A, Class A1, 6.26%, 04/20/62,
(1-mo. CME Term SOFR + 0.914%)(a)(b)	USD	4,467	4,452,068
Series 2021-BA, Class AFL, 6.24%, 04/20/62,
(1-mo. CME Term SOFR + 0.894%)(a)(b)	USD	8,006	7,945,564

Schedule of Investments (unaudited) (continued)	BlackRock Short Duration Bond ETF
July 31, 2024	(Formerly BlackRock Short Maturity Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Neuberger Berman CLO XIV Ltd. Series
2013-14A, Class AR2, 6.56%, 01/28/30,
(3-mo. SOFR + 1.292%)(a)(b)	USD	214	$214,368
Neuberger Berman Loan Advisers CLO 35 Ltd.,
6.58%, 01/19/33,
(3-mo. SOFR + 1.300%)(a)(b)	USD	4,750	4,755,797
NewDay Funding
6.86%, 03/15/32,
(1-day SONIA + 1.650%)(b)(c)	GBP	155	199,578
7.61%, 03/15/32,
(1-day SONIA + 2.400%)(b)(c)	GBP	110	141,633
Newday Funding Master Issuer PLC, 6.71%,
11/15/31, (1-day SONIA + 1.500%)(b)(c)	GBP	1,306	1,696,949
Newday Funding Master Issuer PLC - Series
7.86%, 07/15/32,
(1-day SONIA + 2.650%)(b)(c)	GBP	256	329,237
7.11%, 07/15/32,
(1-day SONIA + 1.900%)(b)(c)	GBP	116	149,187
6.61%, 07/15/32,
(1-day SONIA + 1.400%)(b)(c)	GBP	102	131,182
Niagara Park CLO Ltd., 6.55%, 07/17/32,
(3-mo. SOFR + 1.262%)(a)(b)	USD	1,775	1,777,096
Noria DE, 5.25%, 02/25/43,
(1-mo. EURIBOR + 1.650%)(b)	EUR	100	108,290
Oaktree CLO Ltd., 6.85%, 04/20/37,
(3-mo. SOFR + 1.550%)(a)(b)	USD	2,000	2,011,255
Octagon Investment Partners XVII Ltd. Series
2013-1A, Class A1R2, 6.55%, 01/25/31,
(3-mo. SOFR + 1.262%)(a)(b)	USD	1,444	1,443,777
OHA Loan Funding Ltd., 7.04%, 07/20/37,
(3-mo. SOFR + 1.700%)(a)(b)	USD	250	250,249
OneMain Direct Auto Receivables Trust, 6.94%,
03/14/29, (30-day Avg SOFR + 1.600%)(a)(b)	USD	8,231	8,266,012
OneMain Financial Issuance Trust
6.10%, 06/16/36,
(30-day Avg SOFR + 0.760%)(a)(b)	USD	1,843	1,841,355
5.50%, 06/14/38(a)	USD	797	815,962
6.84%, 09/15/36,
(30-day Avg SOFR + 1.500%)(a)(b)	USD	2,201	2,232,916
Palmer Square CLO Ltd.
7.43%, 10/20/33,
(3-mo. SOFR + 2.150%)(a)(b)	USD	4,000	4,031,146
6.69%, 07/20/37,
(3-mo. SOFR + 1.400%)(a)(b)	USD	2,340	2,351,700
Series 2015-2, 6.64%, 07/20/30,
(3-mo. SOFR + 1.362%)(a)(b)	USD	923	923,778
Series 2021-3A, Class A1, 6.71%, 01/15/35,
(3-mo. SOFR + 1.412%)(a)(b)	USD	500	501,112
PCL Funding IX PLC
6.11%, 07/16/29,
(1-day SONIA + 0.900%)(b)(c)	GBP	1,504	1,934,509
6.51%, 07/16/29,
(1-day SONIA + 1.300%)(b)(c)	GBP	106	136,452
PCL Funding VIII PLC
6.39%, 05/15/28,
(1-day SONIA + 1.180%)(b)(c)	GBP	3,193	4,131,381
7.71%, 05/15/28, (1-day SONIA + 2.500%)(c)	GBP	592	776,396
PFS Financing Corp., 6.49%, 08/15/27,
(30-day Avg SOFR + 1.150%)(a)(b)	USD	11,549	11,623,304
Pikes Peak CLO 1 Series 2018-1A, Class A,
6.73%, 07/24/31,
(3-mo. SOFR + 1.442%)(a)(b)	USD	1,075	1,077,487

Security	Par (000)		Value

Pikes Peak CLO 16 Ltd., 6.78%, 07/25/37,
(3-mo. SOFR + 1.460%)(a)(b)	USD	1,500	$1,507,773
Pony SA Compartment German Auto Loans,
4.82%, 01/14/33,
(1-mo. EURIBOR + 1.200%)(b)(c)	EUR	100	108,253
Porsche Financial Auto Securitization Trust,
5.79%, 01/22/29(a)	USD	4,850	4,891,932
Post CLO Ltd., 6.87%, 04/20/37,
(3-mo. SOFR + 1.600%)(a)(b)	USD	1,000	1,005,593
Prodigy Finance DAC Series 2021-1A, Class A,
6.71%, 07/25/51,
(1-mo. CME Term SOFR + 1.364%)(a)(b)	USD	547	544,115
Provident Funding Mortgage Trust, 2.50%,
11/25/51(a)(b)	USD	1,648	1,427,041
Quarzo SRL, 6.00%, 06/15/41,
(3-mo. EURIBOR + 2.300%)(b)(c)	EUR	100	109,556
Rad CLO 7 Ltd., 6.64%, 04/17/36,
(3-mo. SOFR + 1.350%)(a)(b)	USD	1,570	1,578,463
Red & Black Auto Germany 8 UG Class B,
4.36%, 09/15/30,
(1-mo. EURIBOR + 0.750%)(b)(c)	EUR	194	210,414
Red & Black Auto Italy SRL Class A, 4.30%,
12/28/31, (1-mo. EURIBOR + 0.700%)(b)(c)	EUR	4,450	4,820,768
Regatta VIII Funding Ltd., 6.87%, 04/17/37,
(3-mo. SOFR + 1.550%)(a)(b)	USD	4,350	4,372,135
Regatta XXVII Funding Ltd., 6.83%, 04/26/37,
(3-mo. SOFR + 1.530%)(a)(b)	USD	1,500	1,509,900
Regional Management Issuance Trust, 5.83%,
07/15/36(a)	USD	593	603,488
Romark WM-R Ltd. Series 2018-1A, Class A1,
6.57%, 04/20/31,
(3-mo. SOFR + 1.292%)(a)(b)	USD	2,633	2,635,573
Satus PLC
6.81%, 08/17/28,
(1-day SONIA + 1.600%)(b)(c)	GBP	123	158,283
6.11%, 01/17/31,
(1-day SONIA + 0.900%)(b)(c)	GBP	1,102	1,421,191
7.26%, 01/17/31,
(1-day SONIA + 2.050%)(b)(c)	GBP	102	131,774
6.46%, 01/17/31, (1-day SONIA + 1.250%)(c)	GBP	337	435,315
SC Germany SA Compartment Consumer
4.61%, 01/14/38,
(1-mo. EURIBOR + 1.000%)(b)(c)	EUR	1,200	1,297,848
4.91%, 01/14/38,
(1-mo. EURIBOR + 1.300%)(b)(c)	EUR	300	324,229
SCF Rahoituspalvelut XIII DAC, 5.18%,
06/25/34, (1-mo. EURIBOR + 1.400%)(b)(c)	EUR	100	108,589
SFS Auto Receivables Securitization Trust,
5.89%, 03/22/27(a)	USD	4,842	4,848,501
Silverstone Master Issuer PLC, 5.52%, 01/21/70,
(1-day SONIA + 0.290%)(b)(c)	GBP	3,485	4,467,818
Sixth Street CLO XX Ltd., 7.19%, 10/20/34,
(3-mo. SOFR + 1.912%)(a)(b)	USD	1,000	1,001,707
SLM Private Credit Student Loan Trust
Series 2004-A, Class A3, 6.00%, 06/15/33,
(3-mo. SOFR + 0.662%)(b)	USD	1,521	1,512,267
Series 2005-A, Class A4, 5.91%, 12/15/38,
(3-mo. SOFR + 0.572%)(b)	USD	5,348	5,269,963
Series 2005-B, Class A4, 5.93%, 06/15/39,
(3-mo. SOFR + 0.592%)(b)	USD	3,262	3,190,668
Series 2006-A, Class A5, 5.89%, 06/15/39,
(3-mo. SOFR + 0.552%)(b)	USD	7,743	7,521,996

Schedule of Investments (unaudited) (continued)	BlackRock Short Duration Bond ETF
July 31, 2024	(Formerly BlackRock Short Maturity Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Series 2006-B, Class A5, 5.87%, 12/15/39,
(3-mo. SOFR + 0.532%)(b)	USD	5,477	$5,339,398
SMB Private Education Loan Trust
6.79%, 02/16/55,
(30-day Avg SOFR + 1.450%)(a)(b)	USD	11,432	11,496,449
7.19%, 05/16/50,
(30-day Avg SOFR + 1.850%)(a)(b)	USD	3,764	3,835,362
7.14%, 10/15/58,
(30-day Avg SOFR + 1.800%)(a)(b)	USD	15,260	15,520,423
6.44%, 06/15/37,
(1-mo. CME Term SOFR + 1.114%)(a)(b)	USD	1,477	1,480,062
7.14%, 10/16/56,
(30-day Avg SOFR + 1.800%)(a)(b)	USD	6,397	6,531,426
6.89%, 11/15/52,
(30-day Avg SOFR + 1.550%)(a)(b)	USD	5,544	5,610,383
Series 2017-A, Class A2B, 6.34%, 09/15/34,
(1-mo. CME Term SOFR + 1.014%)(a)(b)	USD	2,505	2,506,049
SoFi Personal Loan Trust, 6.06%, 02/12/31(a)	USD	3,008	3,031,980
SoFi Professional Loan Program LLC
3.34%, 08/25/47(a)	USD	587	578,071
3.59%, 01/25/48(a)	USD	848	828,685
2.65%, 09/25/40(a)	USD	574	557,891
TAGUS - Sociedade de Titularizacao de
Creditos SA/Ulisses Finance No. 2, 4.33%,
09/23/38, (1-mo. EURIBOR + 0.700%)(b)(c)	EUR	6,876	7,427,942
TAGUS - Sociedade de Titularizacao de
Creditos SA/Viriato Finance No. 1, 4.55%,
10/28/40, (1-mo. EURIBOR + 0.950%)(b)(c)	EUR	1,008	1,074,533
TCI-Symphony CLO Ltd.
6.58%, 10/13/32,
(3-mo. SOFR + 1.282%)(a)(b)	USD	3,878	3,880,567
6.49%, 07/15/30,
(3-mo. SOFR + 1.192%)(a)(b)	USD	2,452	2,452,506
TICP CLO VII Ltd., 7.20%, 04/15/33,
(3-mo. SOFR + 1.900%)(a)(b)	USD	885	885,964
TICP CLO XI Ltd., 6.82%, 04/25/37,
(3-mo. SOFR + 1.530%)(a)(b)	USD	1,130	1,135,929
Together Asset-Backed Securitisation PLC,
5.93%, 07/12/63, (1-day SONIA + 0.700%)(c)	GBP	1,245	1,598,474
Tower Bridge Funding PLC
8.23%, 01/20/66(c)	GBP	113	147,980
9.23%, 01/20/66(c)	GBP	113	148,708
6.44%, 05/20/66,
(1-day SONIA + 1.200%)(b)(c)	GBP	168	216,384
6.84%, 05/20/66,
(1-day SONIA + 1.600%)(b)(c)	GBP	100	129,178
6.12%, 05/20/66(c)	GBP	667	859,706
Toyota Auto Receivables Owner Trust, 5.54%,
08/15/28	USD	7,030	7,140,595
TRESTLES CLO Ltd., 6.73%, 07/25/37,
(3-mo. SOFR + 1.460%)(a)(b)	USD	8,290	8,290,000
Trestles CLO V Ltd., 6.71%, 10/20/34,
(3-mo. SOFR + 1.432%)(a)(b)	USD	7,640	7,642,674
Trinitas CLO XXIII Ltd., 7.08%, 10/20/36,
(3-mo. SOFR + 1.800%)(a)(b)	USD	970	975,354
Vantage Data Centers Jersey Borrower Spv Ltd.,
6.17%, 05/28/39	GBP	480	623,859
Verizon Master Trust
4.83%, 12/22/31(a)	USD	2,048	2,067,535
5.00%, 12/20/28	USD	16,907	16,921,814
Volkswagen Auto Loan Enhanced Trust, 5.48%,
12/20/28	USD	12,841	13,048,875

Security	Par (000)		Value

Voya CLO Series 2017-2A, Class A1R, 6.54%,
06/07/30, (3-mo. SOFR + 1.242%)(a)(b)	USD	1,535	$1,535,958
Voya CLO Ltd., 6.62%, 04/15/31,
(3-mo. SOFR + 1.322%)(a)(b)	USD	688	689,203
Voya Ltd. Series 2012-4, , 6.56%, 10/15/30,
(3-mo. SOFR + 1.262%)(a)(b)	USD	5,767	5,768,411
Westlake Automobile Receivables Trust
6.09%, 07/15/26,
(30-day Avg SOFR + 0.750%)(a)(b)	USD	1,599	1,599,409
6.24%, 07/15/27(a)	USD	10,297	10,406,430
Youni Italy SRL
4.50%, 04/20/34,
(1-mo. EURIBOR + 0.880%)(b)(c)	EUR	1,536	1,665,650
5.32%, 04/20/34,
(1-mo. EURIBOR + 1.700%)(b)(c)	EUR	116	126,823

Total Asset-Backed Securities — 19.0%
(Cost: $561,480,569)			563,238,323

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 10.8%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class A, 6.51%, 09/15/34,
(1-mo. CME Term SOFR + 1.180%)(a)(b)	USD	7,100	6,807,125
A&D Mortgage Trust, 6.20%, 02/25/69(a)(d)	USD	3,017	3,033,208
Angel Oak Mortgage Trust
5.21%, 08/25/68(a)(d)	USD	6,639	6,574,515
5.99%, 01/25/69(a)(d)	USD	5,339	5,373,673
Atlas Funding PLC
6.07%, 09/20/61(c)	GBP	1,317	1,695,508
6.52%, 09/20/61,
(1-day SONIA + 1.300%)(b)(c)	GBP	198	254,735
6.77%, 09/20/61,
(1-day SONIA + 1.550%)(b)(c)	GBP	100	128,340
7.42%, 09/20/61,
(1-day SONIA + 2.200%)(b)(c)	GBP	100	128,341
Auburn 15 PLC, 6.31%, 07/20/45,
(1-day SONIA + 1.100%)(b)(c)	GBP	2,087	2,695,177
Bank5
5.88%, 08/15/57	USD	1,680	1,742,471
6.72%, 09/15/56(b)	USD	5,000	5,306,964
BBCMS Mortgage Trust
5.75%, 04/15/56	USD	2,860	2,894,453
5.83%, 05/15/57	USD	2,050	2,180,870
Series 2018-TALL, Class A, 6.25%, 03/15/37,
(1-mo. CME Term SOFR + 0.919%)(a)(b)	USD	8,630	8,112,200
Beast Mortgage Trust, 6.19%, 04/15/36,
(1-mo. CME Term SOFR + 0.864%)(a)(b)	USD	4,729	4,668,667
Benchmark Mortgage Trust, 5.81%, 01/10/57	USD	2,155	2,218,644
BFLD Mortgage Trust, 6.79%, 08/15/26,
(1-mo. CME Term SOFR + 1.492%)(a)(b)	USD	2,300	2,288,500
BMO Mortgage Trust
5.74%, 02/15/57	USD	4,160	4,275,567
7.05%, 11/15/56(b)	USD	1,000	1,078,269
Brass No. 11 PLC, 5.98%, 11/16/70,
(1-day SONIA + 0.750%)(b)(c)	GBP	4,399	5,691,840
BRAVO Residential Funding Trust
6.29%, 02/25/64(a)(d)	USD	8,719	8,806,011
6.39%, 10/25/63(a)(d)	USD	1,365	1,379,246
BX Commercial Mortgage Trust
6.77%, 02/15/39,
(1-mo. CME Term SOFR + 1.442%)(a)(b)	USD	1,138	1,131,937

Schedule of Investments (unaudited) (continued)	BlackRock Short Duration Bond ETF
July 31, 2024	(Formerly BlackRock Short Maturity Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.99%, 08/15/39,
(1-mo. CME Term SOFR + 1.691%)(a)(b)	USD	3,280	$3,275,900
7.44%, 08/15/39,
(1-mo. CME Term SOFR + 2.141%)(a)(b)	USD	2,530	2,523,675
BX Trust
6.24%, 02/15/36,
(1-mo. CME Term SOFR + 0.914%)(a)(b)	USD	7,351	7,278,018
6.82%, 07/15/29,
(1-mo. CME Term SOFR + 1.491%)(a)(b)	USD	3,750	3,743,703
7.42%, 03/15/41,
(1-mo. CME Term SOFR + 2.090%)(a)(b)	USD	1,970	1,967,538
8.37%, 03/15/41,
(1-mo. CME Term SOFR + 3.039%)(a)(b)	USD	800	799,000
Series 2019-CALM, Class A, 6.32%, 11/15/32,
(1-mo. CME Term SOFR + 0.990%)(a)(b)	USD	549	548,002
CEDR Commercial Mortgage Trust, 6.32%,
02/15/39,
(1-mo. CME Term SOFR + 0.988%)(a)(b)	USD	5,410	5,031,300
CENT Trust, 7.95%, 09/15/38,
(1-mo. CME Term SOFR + 2.620%)(a)(b)	USD	3,862	3,874,341
CFCRE Commercial Mortgage Trust, 3.84%,
12/10/54	USD	2,500	2,403,110
Chase Home Lending Mortgage Trust, Series
2019-ATR2, Class A11, 6.36%, 07/25/49,
(1-mo. CME Term SOFR + 1.014%)(a)(b)	USD	951	913,987
COAST Commercial Mortgage Trust, 7.92%,
08/15/36,
(1-mo. CME Term SOFR + 2.591%)(a)(b)	USD	4,000	3,985,000
COLT Mortgage Loan Trust, 5.84%,
02/25/69(a)(d)	USD	6,621	6,648,507
CONE Trust, 6.94%, 08/15/26,
(1-mo. CME Term SOFR + 1.642%)(a)(b)	USD	1,440	1,436,845
Cross Mortgage Trust, 6.09%, 12/25/68(a)(d)	USD	4,543	4,582,248
Domi BV, 4.95%, 02/15/55,
(3-mo. EURIBOR + 1.120%)(b)(c)	EUR	2,549	2,793,028
East One PLC
6.63%, 12/27/55,
(1-day SONIA + 1.400%)(b)(c)	GBP	1,207	1,557,598
6.93%, 12/27/55,
(1-day SONIA + 1.700%)(b)(c)	GBP	172	219,929
7.23%, 12/27/55,
(1-day SONIA + 2.000%)(b)(c)	GBP	280	355,561
ELM Trust
5.80%, 06/10/39(a)(b)	USD	5,440	5,504,348
5.80%, 06/10/39(a)(b)	USD	5,440	5,504,348
Elstree Funding No. 4 PLC, 6.33%, 10/21/55,
(1-day SONIA + 1.120%)(b)(c)	GBP	1,211	1,565,860
EQT Trust, 5.33%, 07/05/41(a)(b)	USD	3,520	3,550,308
Exmoor Funding PLC
6.10%, 03/25/94,
(1-day SONIA + 0.880%)(b)(c)	GBP	1,086	1,399,525
7.12%, 03/25/94,
(1-day SONIA + 1.900%)(b)(c)	GBP	100	128,517
8.02%, 03/25/94,
(1-day SONIA + 2.800%)(b)(c)	GBP	100	128,514
Federal Home Loan Mortgage Corp., 3.50%,
02/01/35	USD	8,184	7,899,539
Federal Home Loan Mortgage Corp. REMICS
1.50%, 04/15/44	USD	406	388,926
2.00%, 12/25/33	USD	16,616	15,374,999

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
Federal National Mortgage Association REMICS,
2.50%, 04/25/34	USD	7,596	$7,124,935
GCAT Trust, 3.34%, 02/25/67(a)(b)	USD	9,505	8,981,046
GCT Commercial Mortgage Trust, Series
2021-GCT, Class A, 6.24%, 02/15/38,
(1-mo. CME Term SOFR + 0.914%)(a)(b)	USD	6,600	5,455,097
GS Mortgage Securities Corp. Trust, 8.12%,
03/15/28,
(1-mo. CME Term SOFR + 2.790%)(a)(b)	USD	2,580	2,581,613
GS Mortgage Securities Corportation Trust,
6.39%, 10/15/36,
(1-mo. CME Term SOFR + 1.064%)(a)(b)	USD	4,385	4,330,187
HONO Mortgage Trust, 6.59%, 10/15/36,
(1-mo. CME Term SOFR + 1.264%)(a)(b)	USD	2,716	2,627,783
JP Morgan Chase Commercial Mortgage
Securities Trust
2.85%, 09/06/38(a)(b)	USD	2,113	2,004,006
6.74%, 03/15/39,
(30-day Avg SOFR + 1.400%)(a)(b)	USD	3,540	3,478,050
Series 2019-BKWD, Class A, 6.94%,
09/15/29,
(1-mo. CME Term SOFR + 1.364%)(a)(b)	USD	978	921,443
JP Morgan Mortgage Trust
2.50%, 05/25/52(a)(b)	USD	3,686	3,234,072
2.50%, 06/25/52(a)(b)	USD	1,201	1,050,200
2.50%, 08/25/52(a)(b)	USD	2,042	1,774,531
Jupiter Mortgage No. 1 PLC
6.93%, 07/20/55,
(1-day SONIA + 1.700%)(b)(c)	GBP	989	1,276,628
7.48%, 07/20/55,
(1-day SONIA + 2.250%)(b)(c)	GBP	313	408,309
8.23%, 07/20/55,
(1-day SONIA + 3.000%)(b)(c)	GBP	213	277,539
Lanark Master Issuer PLC, 5.73%, 12/22/69,
(1-day SONIA + 0.500%)(b)(c)	GBP	1,199	1,545,747
Lanebrook Mortgage Transaction PLC
6.03%, 03/15/61,
(1-day SONIA + 0.800%)(b)(c)	GBP	718	923,210
6.41%, 08/20/60,
(1-day SONIA + 1.180%)(b)(c)	GBP	761	986,953
Last Mile Securities PE DAC, 4.72%, 08/17/31,
(3-mo. Euribor + 0.900%)(b)(c)	EUR	3,965	4,280,171
LUX, 8.02%, 08/15/40,
(1-mo. CME Term SOFR + 2.690%)(a)(b)	USD	1,649	1,656,998
Miltonia Mortgage Finance SRL, 4.99%,
04/28/62, (3-mo. EURIBOR + 1.300%)(b)(c)	EUR	273	289,302
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C23, Class A4, 3.72%,
07/15/50	USD	10,000	9,822,053
Morgan Stanley Capital I Trust, Series
2018-BOP, Class A, 6.23%, 08/15/33,
(1-mo. CME Term SOFR + 0.897%)(a)(b)	USD	1,426	1,164,418
MSWF Commercial Mortgage Trust, 6.01%,
12/15/56(b)	USD	305	327,511
OPEN Trust, 8.42%, 10/15/28,
(1-mo. CME Term SOFR + 3.0891%)(a)(b)	USD	845	851,539
Polaris PLC
6.24%, 02/26/61,
(1-day SONIA + 1.030%)(b)(c)	GBP	1,694	2,190,147
6.56%, 02/26/61,
(1-day SONIA + 1.350%)(b)(c)	GBP	1,006	1,298,919

Schedule of Investments (unaudited) (continued)	BlackRock Short Duration Bond ETF
July 31, 2024	(Formerly BlackRock Short Maturity Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.91%, 02/26/61,
(1-day SONIA + 1.700%)(b)(c)	GBP	106	$136,947
7.91%, 02/26/61,
(1-day SONIA + 2.700%)(b)(c)	GBP	100	130,348
9.21%, 02/26/61,
(1-day SONIA + 4.000%)(b)(c)	GBP	100	129,249
PRPM LLC, 4.00%, 01/25/54(a)(d)	USD	787	761,237
PRPM Trust, 6.33%, 06/25/69(a)(d)	USD	900	908,701
PSMC Trust, 2.50%, 03/25/51(a)(b)	USD	7,448	6,084,935
RCKT Mortgage Trust, 2.50%, 06/25/51(a)(b)	USD	8,980	7,872,764
RIAL Issuer Ltd., 7.58%, 01/19/37,
(1-mo. CME Term SOFR + 2.250%)(a)(b)	USD	1,500	1,495,320
Sequoia Mortgage Trust, 2.50%, 03/25/51(a)(b)	USD	11,089	9,039,904
SMRT Commercial Mortgage Trust, 6.33%,
01/15/39,
(1-mo. CME Term SOFR + 1.000%)(a)(b)	USD	3,570	3,525,375
Stratton Mortgage Funding PLC
6.13%, 06/28/50,
(1-day SONIA + 0.900%)(b)(c)	GBP	1,177	1,512,455
6.57%, 06/25/49,
(1-day SONIA + 1.350%)(b)(c)	GBP	353	452,638
6.72%, 06/25/49,
(1-day SONIA + 1.500%)(b)(c)	GBP	100	127,851
6.73%, 06/28/50,
(1-day SONIA + 1.500%)(b)(c)	GBP	181	230,697
Taubman Centers Commercial Mortgage Trust,
7.51%, 05/15/37,
(1-mo. CME Term SOFR + 2.186%)(a)(b)	USD	3,450	3,458,625
Together Asset Backed Securitisation PLC,
6.16%, 08/15/64,
(1-day SONIA + 0.950%)(b)(c)	GBP	1,700	2,188,882
Together Asset-Backed Securitisation PLC
6.91%, 08/20/55,
(1-day SONIA + 1.700%)(b)(c)	GBP	114	148,232
7.71%, 08/20/55,
(1-day SONIA + 2.500%)(b)(c)	GBP	100	129,543
Trinity Square PLC, 6.13%, 07/15/59(c)	GBP	1,719	2,206,521
TYSN Mortgage Trust, 6.58%, 12/10/33(a)(b)	USD	1,610	1,686,203
U.K. Logistics DAC, 6.88%, 05/17/34,
(1-day SONIA + 1.650%)(b)(c)	GBP	360	463,284
Vita Scientia DAC, 5.10%, 02/27/33,
(3-mo. EURIBOR + 1.300%)(b)(c)	EUR	9,031	9,637,194
Wells Fargo Commercial Mortgage Trust
Series 2017-SMP, Class A, 6.25%, 12/15/34,
(1-mo. CME Term SOFR + 0.922%)(a)(b)	USD	17,280	16,101,015
Series 2018-C48, Class A5, 4.30%, 01/15/52	USD	5,372	5,219,368
			318,358,130
Total Collaterized Mortgage Obligations — 10.8%
(Cost: $317,548,235)			318,358,130

Commercial Paper — 0.3%

HSBC USA Inc.5.51%, 10/11/24		$10,000	9,891,040

Total Commercial Paper — 0.3%
(Cost: $9,879,300)			9,891,040

Security	Par (000)		Value

Corporate Bonds & Notes

Advertising — 0.0%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(a)	USD	100	$96,863
7.88%, 04/01/30(a)(e)	USD	142	144,514
9.00%, 09/15/28(a)(e)	USD	261	277,134
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)	USD	66	64,638
Outfront Media Capital LLC/Outfront Media
Capital Corp.
4.25%, 01/15/29(a)(e)	USD	29	26,890
4.63%, 03/15/30(a)(e)	USD	27	24,808
5.00%, 08/15/27(a)(e)	USD	157	153,428
			788,275
Aerospace & Defense — 1.7%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)	USD	39	39,865
BAE Systems PLC
5.00%, 03/26/27(a)	USD	4,373	4,394,369
5.25%, 03/26/31(a)	USD	250	254,577
Boeing Co. (The), 6.30%, 05/01/29(a)	USD	2,963	3,064,895
Bombardier Inc.
6.00%, 02/15/28(a)	USD	172	171,506
7.25%, 07/01/31(a)(e)	USD	23	23,678
7.50%, 02/01/29(a)	USD	42	43,854
8.75%, 11/15/30(a)(e)	USD	105	113,787
L3Harris Technologies Inc.
4.40%, 06/15/28	USD	668	659,060
5.05%, 06/01/29	USD	6,304	6,375,332
5.40%, 01/15/27	USD	5,531	5,610,214
Lockheed Martin Corp., 4.50%, 02/15/29	USD	3,720	3,729,439
Northrop Grumman Corp.
3.25%, 01/15/28	USD	6,791	6,495,437
4.60%, 02/01/29	USD	294	294,044
RTX Corp.
3.13%, 05/04/27	USD	11,785	11,301,455
3.50%, 03/15/27	USD	3,555	3,449,732
5.75%, 11/08/26	USD	3,889	3,970,548
Spirit AeroSystems Inc.
9.38%, 11/30/29(a)	USD	85	91,996
9.75%, 11/15/30(a)	USD	23	25,634
TransDigm Inc.
6.38%, 03/01/29(a)	USD	410	417,626
6.75%, 08/15/28(a)	USD	721	734,859
			51,261,907
Agriculture — 1.0%
Altria Group Inc.
2.63%, 09/16/26	USD	554	528,435
4.80%, 02/14/29	USD	371	370,539
6.20%, 11/01/28	USD	6,659	7,018,890
BAT Capital Corp.
2.26%, 03/25/28	USD	1,269	1,156,515
3.22%, 08/15/24	USD	5,987	5,980,562
3.56%, 08/15/27	USD	2,702	2,604,169
4.70%, 04/02/27	USD	954	950,432
BAT International Finance PLC
4.45%, 03/16/28	USD	2,125	2,092,737
5.93%, 02/02/29	USD	6,857	7,135,203
Reynolds American Inc., 4.45%, 06/12/25	USD	478	474,227
			28,311,709
Airlines — 0.0%
Air Canada, 3.88%, 08/15/26(a)(e)	USD	141	135,619
American Airlines Inc., 8.50%, 05/15/29(a)	USD	74	76,184

Schedule of Investments (unaudited) (continued)	BlackRock Short Duration Bond ETF
July 31, 2024	(Formerly BlackRock Short Maturity Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Airlines (continued)
American Airlines Inc./AAdvantage Loyalty IP
Ltd., 5.75%, 04/20/29(a)(e)	USD	97	$94,789
United Airlines Inc.
4.38%, 04/15/26(a)	USD	43	41,924
4.63%, 04/15/29(a)	USD	101	95,449
			443,965
Apparel — 0.0%
Crocs Inc., 4.25%, 03/15/29(a)(e)	USD	48	44,280
Hanesbrands Inc., 4.88%, 05/15/26(a)(e)	USD	27	26,444
William Carter Co. (The), 5.63%, 03/15/27(a)	USD	36	35,610
			106,334
Auto Manufacturers — 2.0%
Ford Motor Credit Co. LLC
4.95%, 05/28/27	USD	1,510	1,492,910
5.80%, 03/05/27	USD	4,489	4,531,716
6.80%, 05/12/28	USD	1,434	1,495,639
6.95%, 06/10/26	USD	4,447	4,567,364
7.35%, 11/04/27	USD	2,840	2,991,902
General Motors Financial Co. Inc.
4.00%, 10/06/26	USD	4,992	4,895,183
4.35%, 01/17/27	USD	1,168	1,150,388
5.80%, 01/07/29	USD	1,489	1,531,359
5.99%, 10/15/24, (1-day SOFR + 0.620%)(b)	USD	13,354	13,362,680
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/24(a)	USD	14,232	14,138,934
6.95%, 09/15/26(a)(e)	USD	144	148,386
7.05%, 09/15/28(a)	USD	866	910,850
Traton Finance Luxembourg SA, 3.75%,
03/27/27(c)	EUR	2,400	2,617,600
Volkswagen Bank GmbH, 2.50%, 07/31/26(c)	EUR	3,700	3,932,763
Wabash National Corp., 4.50%, 10/15/28(a)	USD	76	69,002
			57,836,676
Auto Parts & Equipment — 0.0%
Clarios Global LP, 6.75%, 05/15/25(a)	USD	524	524,251
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26(a)(e)	USD	53	52,966
6.75%, 05/15/28(a)(e)	USD	145	147,656
Phinia Inc., 6.75%, 04/15/29(a)	USD	3	3,060
Tenneco Inc., 8.00%, 11/17/28(a)	USD	29	26,320
			754,253
Banks — 8.3%
Bank of America Corp.
3.59%, 07/21/28, (3-mo. SOFR + 1.632%)(b)	USD	2,924	2,821,423
4.83%, 07/22/26, (1-day SOFR + 1.750%)(b)	USD	26,980	26,845,277
5.08%, 01/20/27, (1-day SOFR + 1.290%)(b)	USD	294	294,179
5.20%, 04/25/29, (1-day SOFR + 1.630%)(b)	USD	7,262	7,350,684
5.82%, 09/15/29, (1-day SOFR + 1.570%)(b)	USD	7,068	7,318,552
5.93%, 09/15/27, (1-day SOFR + 1.340%)(b)	USD	2,276	2,320,204
Barclays PLC
5.67%, 03/12/28, (1-day SOFR +1.490%)(b)	USD	200	202,680
5.69%, 03/12/30, (1-day SOFR +1.740%)(b)	USD	3,209	3,277,395
Citibank NA, 4.93%, 08/06/26	USD	2,120	2,124,971
Citigroup Inc.
1.12%, 01/28/27, (1-day SOFR + 0.765%)(b)	USD	521	490,905
1.46%, 06/09/27, (1-day SOFR + 0.770%)(b)	USD	1,057	990,900
3.20%, 10/21/26	USD	5,932	5,727,630
3.89%, 01/10/28, (3-mo. SOFR + 1.825%)(b)	USD	2,688	2,622,647
5.17%, 02/13/30, (1-day SOFR + 1.364%)(b)	USD	7,825	7,911,069
Freedom Mortgage Corp., 12.25%, 10/01/30(a)	USD	27	29,593

Security	Par (000)		Value

Banks (continued)
Goldman Sachs Group Inc. (The)
1.54%, 09/10/27, (1-day SOFR + 0.818%)(b)	USD	4,510	$4,196,856
1.95%, 10/21/27, (1-day SOFR + 0.913%)(b)	USD	4,455	4,168,900
2.64%, 02/24/28, (1-day SOFR + 1.114%)(b)	USD	8,992	8,489,134
5.73%, 04/25/30, (1-day SOFR +1.265%)(b)	USD	11,847	12,237,263
HSBC Holdings PLC
4.04%, 03/13/28, (3-mo. SOFR + 1.808%)(b)	USD	319	310,973
4.58%, 06/19/29, (3-mo. SOFR + 1.796%)(b)	USD	422	415,041
5.21%, 08/11/28, (1-day SOFR + 2.610%)(b)	USD	265	266,818
5.60%, 05/17/28, (1-day SOFR + 1.060%)(b)	USD	4,020	4,075,861
5.89%, 08/14/27, (1-day SOFR + 1.570%)(b)	USD	297	301,633
6.16%, 03/09/29, (1-day SOFR + 1.970%)(b)	USD	726	753,881
JPMorgan Chase & Co.
2.08%, 04/22/26, (1-day SOFR + 1.850%)(b)	USD	7,913	7,730,614
4.85%, 07/25/28, (1-day SOFR + 1.990%)(b)	USD	4,089	4,094,905
4.98%, 07/22/28, (1-day SOFR +0.930%)(b)	USD	7,560	7,598,980
5.04%, 01/23/28, (1-day SOFR + 1.190%)(b)	USD	179	179,811
5.30%, 07/24/29, (1-day SOFR + 1.450%)(b)	USD	1,500	1,526,683
5.55%, 12/15/25, (1-day SOFR + 1.070%)(b)	USD	18,473	18,480,795
5.57%, 04/22/28, (1-day SOFR +0.930%)(b)	USD	4,545	4,630,198
5.77%, 04/22/35, (1-day SOFR +1.490%)(b)	USD	2,265	2,373,875
6.07%, 10/22/27, (1-day SOFR + 1.330%)(b)	USD	317	325,231
6.09%, 10/23/29, (1-day SOFR + 1.570%)(b)	USD	11,876	12,456,271
KBC Group NV, 4.25%, 11/28/29,
(3-mo. EURIBOR + 1.300%)(b)(c)	EUR	1,500	1,677,089
Morgan Stanley
1.16%, 10/21/25, (1-day SOFR + 0.560%)(b)	USD	3,823	3,784,123
1.51%, 07/20/27, (1-day SOFR + 0.858%)(b)	USD	4,605	4,307,001
5.04%, 07/19/30, (1-day SOFR +1.215%)(b)	USD	6,275	6,318,679
5.45%, 07/20/29, (1-day SOFR + 1.630%)(b)	USD	668	682,072
5.65%, 04/13/28, (1-day SOFR +1.010%)(b)	USD	335	341,323
5.66%, 04/18/30, (1-day SOFR +1.260%)(b)	USD	3,282	3,385,462
Morgan Stanley Bank NA
4.97%, 07/14/28, (1-day SOFR +0.930%)(b)(e)	USD	5,845	5,872,863
5.50%, 05/26/28, (1-day SOFR +0.865%)(b)	USD	6,410	6,524,695
5.88%, 10/30/26	USD	9,220	9,431,860
Royal Bank of Canada
1.20%, 04/27/26	USD	62	58,266
4.88%, 01/19/27	USD	659	661,992
Truist Financial Corp., 5.44%, 01/24/30,
(1-day SOFR + 1.620%)(b)	USD	2,309	2,344,580
U.S. Bancorp
1.45%, 05/12/25(e)	USD	519	504,081
2.22%, 01/27/28, (1-day SOFR + 0.730%)(b)	USD	196	183,435
5.38%, 01/23/30, (1-day SOFR + 1.560%)(b)	USD	477	486,363
6.79%, 10/26/27, (1-day SOFR + 1.880%)(b)	USD	186	193,145
UBS AG/Stamford CT, 5.00%, 07/09/27	USD	1,284	1,290,553
UBS Group AG
1.49%, 08/10/27, (1-year CMT + 0.850%)(a)(b)	USD	8,553	7,948,591
4.55%, 04/17/26	USD	3,574	3,543,666
Wells Fargo & Co.
5.20%, 01/23/30, (1-day SOFR + 1.500%)(b)	USD	5,056	5,117,374
5.71%, 04/22/28, (1-day SOFR +1.070%)(b)	USD	5,416	5,521,714
6.30%, 10/23/29, (1-day SOFR + 1.790%)(b)	USD	9,409	9,906,536
			245,027,295
Biotechnology — 0.4%
Amgen Inc.
5.15%, 03/02/28	USD	219	221,990
5.25%, 03/02/25	USD	11,020	11,010,607
			11,232,597

Schedule of Investments (unaudited) (continued)	BlackRock Short Duration Bond ETF
July 31, 2024	(Formerly BlackRock Short Maturity Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Building Materials — 0.0%
Camelot Return Merger Sub Inc., 8.75%,
08/01/28(a)(e)	USD	56	$55,676
EMRLD Borrower LP/Emerald Co-Issuer Inc.,
6.63%, 12/15/30(a)	USD	3	3,056
New Enterprise Stone & Lime Co. Inc., 5.25%,
07/15/28(a)	USD	43	41,297
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28(a)	USD	240	237,745
Standard Industries Inc./NJ
4.38%, 07/15/30(a)	USD	60	54,660
4.75%, 01/15/28(a)(e)	USD	279	267,298
Summit Materials LLC/Summit Materials Finance
Corp., 7.25%, 01/15/31(a)	USD	65	67,777
			727,509
Chemicals — 0.1%
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)	USD	153	139,272
Axalta Coating Systems LLC/Axalta Coating
Systems Dutch Holding B BV, 4.75%,
06/15/27(a)	USD	174	170,337
Chemours Co. (The)
4.63%, 11/15/29(a)(e)	USD	27	23,649
5.38%, 05/15/27(e)	USD	349	335,270
5.75%, 11/15/28(a)(e)	USD	30	28,065
Element Solutions Inc., 3.88%, 09/01/28(a)	USD	347	321,435
Herens Holdco SARL, 4.75%, 05/15/28(a)	USD	200	173,584
Olympus Water U.S. Holding Corp., 9.75%,
11/15/28(a)	USD	200	212,534
WR Grace Holdings LLC, 4.88%, 06/15/27(a)	USD	244	235,977
			1,640,123
Commercial Services — 0.2%
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	USD	253	257,404
Allied Universal Holdco LLC/Allied Universal
Finance Corp., 6.63%, 07/15/26(a)	USD	11	11,016
Allied Universal Holdco LLC/Allied Universal
Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(a)	USD	601	554,845
4.63%, 06/01/28(a)(e)	USD	400	368,692
APX Group Inc., 6.75%, 02/15/27(a)	USD	94	93,891
Block Inc., 2.75%, 06/01/26(e)	USD	332	315,786
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)	USD	423	445,535
Champions Financing Inc., 8.75%, 02/15/29(a)(e)	USD	29	29,578
Garda World Security Corp.
4.63%, 02/15/27(a)	USD	75	72,208
7.75%, 02/15/28(a)(e)	USD	109	112,477
Global Payments Inc.
1.20%, 03/01/26	USD	3,465	3,261,937
3.20%, 08/15/29	USD	309	283,163
4.95%, 08/15/27	USD	438	438,925
5.30%, 08/15/29	USD	171	172,790
Herc Holdings Inc., 5.50%, 07/15/27(a)(e)	USD	98	97,191
Korn Ferry, 4.63%, 12/15/27(a)(e)	USD	76	73,245
Prime Security Services Borrower LLC/Prime
Finance Inc.
3.38%, 08/31/27(a)	USD	102	95,184
6.25%, 01/15/28(a)(e)	USD	80	79,737
Shift4 Payments LLC/Shift4 Payments Finance
Sub Inc., 4.63%, 11/01/26(a)	USD	113	110,281
Sotheby’s, 7.38%, 10/15/27(a)	USD	261	217,310
Williams Scotsman Inc., 6.13%, 06/15/25(a)(e)	USD	150	150,078
			7,241,273

Security	Par (000)		Value

Computers — 0.0%
NCR Atleos Corp., 9.50%, 04/01/29(a)	USD	41	$44,789
Seagate HDD Cayman, 8.25%, 12/15/29(e)	USD	83	89,448
			134,237
Cosmetics & Personal Care — 0.0%
Coty Inc./HFC Prestige Products Inc./HFC
Prestige International U.S. LLC, 6.63%,
07/15/30(a)(e)	USD	23	23,617

Distribution & Wholesale — 0.0%
American Builders & Contractors Supply Co.
Inc., 3.88%, 11/15/29(a)(e)	USD	38	34,391

Diversified Financial Services — 0.5%
American Express Co.
5.04%, 07/26/28, (1-day SOFR + 0.930%)(b)	USD	1,685	1,696,370
5.53%, 04/25/30, (1-day SOFR +1.090%)(b)	USD	57	58,690
Capital One Financial Corp., 4.99%, 07/24/26,
(1-day SOFR + 2.160%)(b)(e)	USD	468	465,841
Charles Schwab Corp. (The)
1.65%, 03/11/31	USD	482	394,232
2.90%, 03/03/32	USD	280	243,665
6.20%, 11/17/29, (1-day SOFR + 1.878%)(b)	USD	1,126	1,180,366
Freedom Mortgage Holdings LLC, 9.25%,
02/01/29(a)	USD	37	37,265
GGAM Finance Ltd.
6.88%, 04/15/29(a)	USD	72	73,615
8.00%, 02/15/27(a)	USD	23	23,780
8.00%, 06/15/28(a)(e)	USD	27	28,575
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
5.00%, 08/15/28(a)	USD	200	185,753
Jefferies GmbH, 4.62%, 07/22/26(b)(c)	EUR	3,600	3,896,100
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/29(a)	USD	10	10,263
6.50%, 03/26/31(a)	USD	25	25,945
8.13%, 03/30/29(a)	USD	909	961,742
8.38%, 05/01/28(a)	USD	27	28,589
Midcap Financial Issuer Trust, 6.50%,
05/01/28(a)	USD	2,209	2,133,607
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26(a)(e)	USD	160	157,332
5.13%, 12/15/30(a)(e)	USD	178	165,768
6.00%, 01/15/27(a)	USD	75	74,441
Navient Corp., 9.38%, 07/25/30	USD	64	68,185
OneMain Finance Corp.
3.50%, 01/15/27(e)	USD	58	54,811
4.00%, 09/15/30	USD	27	23,635
6.63%, 01/15/28	USD	96	97,276
7.88%, 03/15/30	USD	59	61,517
9.00%, 01/15/29(e)	USD	61	64,677
PennyMac Financial Services Inc., 7.88%,
12/15/29(a)	USD	43	45,012
Rocket Mortgage LLC/Rocket Mortgage
Co-Issuer Inc., 2.88%, 10/15/26(a)	USD	154	145,513
SLM Corp., 3.13%, 11/02/26(e)	USD	42	39,745
Synchrony Financial, 5.94%, 08/02/30,
(1-day SOFR + 2.130%)(b)	USD	2,861	2,878,630
			15,320,940
Electric — 2.0%
AEP Texas Inc., 5.45%, 05/15/29	USD	5,057	5,166,072
Calpine Corp., 5.13%, 03/15/28(a)(e)	USD	98	94,915

Schedule of Investments (unaudited) (continued)	BlackRock Short Duration Bond ETF
July 31, 2024	(Formerly BlackRock Short Maturity Bond ETF)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric (continued)
Clearway Energy Operating LLC, 4.75%,
03/15/28(a)	USD	82	$78,715
Consumers Energy Co.
3.80%, 11/15/28	USD	1,915	1,859,601
4.60%, 05/30/29	USD	271	271,651
4.70%, 01/15/30	USD	2,215	2,224,520
DTE Electric Co., 4.85%, 12/01/26	USD	1,081	1,089,614
Duke Energy Corp.
2.65%, 09/01/26	USD	4,900	4,688,606
4.85%, 01/05/29	USD	1,279	1,283,876
5.00%, 12/08/25	USD	758	758,827
Edison International
4.70%, 08/15/25	USD	641	637,035
5.25%, 11/15/28	USD	100	100,870
Eversource Energy
4.75%, 05/15/26	USD	1,497	1,490,401
5.00%, 01/01/27(e)	USD	2,641	2,648,074
5.45%, 03/01/28	USD	1,946	1,979,644
Series O, 4.25%, 04/01/29	USD	322	312,836
Exelon Corp.
2.75%, 03/15/27	USD	159	151,263
5.15%, 03/15/28	USD	4,197	4,249,052
FirstEnergy Corp., Series B, 3.90%, 07/15/27	USD	1,595	1,546,504
Florida Power & Light Co.
4.40%, 05/15/28	USD	149	148,378
5.05%, 04/01/28	USD	148	150,604
5.15%, 06/15/29	USD	3,238	3,320,552
NextEra Energy Capital Holdings Inc.
3.55%, 05/01/27	USD	1,122	1,086,864
4.26%, 09/01/24	USD	8,013	7,999,186
4.90%, 03/15/29	USD	743	748,238
NextEra Energy Operating Partners LP, 7.25%,
01/15/29(a)(e)	USD	29	30,123
Pattern Energy Operations LP/Pattern Energy
Operations Inc., 4.50%, 08/15/28(a)	USD	95	89,649
Sempra
3.30%, 04/01/25	USD	878	865,342
3.70%, 04/01/29	USD	52	49,571
Southern California Edison Co.
5.30%, 03/01/28	USD	1,065	1,084,504
Series D, 4.70%, 06/01/27	USD	70	69,973
Series K, 0.98%, 08/01/24	USD	9,231	9,231,000
Talen Energy Supply LLC, 8.63%, 06/01/30(a)	USD	27	29,096
Virginia Electric & Power Co.
Series A, 2.88%, 07/15/29	USD	270	248,936
Series A, 3.10%, 05/15/25(e)	USD	254	249,986
Series A, 3.50%, 03/15/27	USD	2,960	2,878,604
Vistra Operations Co. LLC, 5.63%, 02/15/27(a)	USD	78	77,401
			58,990,083

Electrical Components & Equipment — 0.0%
WESCO Distribution Inc., 6.38%, 03/15/29(a)(e)	USD	32	32,414

Electronics — 0.0%
Imola Merger Corp., 4.75%, 05/15/29(a)	USD	101	95,060
Sensata Technologies Inc., 4.38%, 02/15/30(a)	USD	100	92,920
			187,980
Engineering & Construction — 0.0%
Arcosa Inc., 4.38%, 04/15/29(a)(e)	USD	95	89,544
Brand Industrial Services Inc., 10.38%, 08/01/30(a)(e)	USD	226	248,176
Security		Par (000)	Value

Engineering & Construction (continued)
Dycom Industries Inc., 4.50%, 04/15/29(a)(e)	USD	27	$25,510
			363,230
Entertainment — 0.1%
Boyne USA Inc., 4.75%, 05/15/29(a)(e)	USD	78	73,868
Caesars Entertainment Inc.
4.63%, 10/15/29(a)(e)	USD	17	15,794
7.00%, 02/15/30(a)(e)	USD	461	475,556
Churchill Downs Inc.
4.75%, 01/15/28(a)(e)	USD	171	165,100
5.50%, 04/01/27(a)(e)	USD	110	108,697
5.75%, 04/01/30(a)	USD	44	43,141
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)(e)	USD	118	110,948
4.75%, 10/15/27(a)(e)	USD	72	69,813
6.50%, 05/15/27(a)	USD	114	115,359
Ontario Gaming GTA LP/OTG Co-Issuer Inc.,
8.00%, 08/01/30(a)(e)	USD	28	28,971
Raptor Acquisition Corp./Raptor Co-Issuer LLC,
4.88%, 11/01/26(a)(e)	USD	49	47,788
Scientific Games Holdings LP/Scientific Games
U.S. FinCo Inc., 6.63%, 03/01/30(a)(e)	USD	27	26,407
Six Flags Entertainment Corp., 5.50%,
04/15/27(a)(e)	USD	98	97,450
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
5.13%, 10/01/29(a)(e)	USD	85	81,823
7.13%, 02/15/31(a)	USD	10	10,425
			1,471,140
Environmental Control — 0.0%
Clean Harbors Inc.
4.88%, 07/15/27(a)	USD	45	44,044
5.13%, 07/15/29(a)	USD	27	26,132
GFL Environmental Inc.
4.00%, 08/01/28(a)(e)	USD	178	167,319
6.75%, 01/15/31(a)(e)	USD	153	157,332
			394,827
Food — 0.0%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.50%, 03/15/29(a)(e)	USD	89	81,083
4.63%, 01/15/27(a)	USD	105	102,370
5.88%, 02/15/28(a)	USD	68	67,423
6.50%, 02/15/28(a)(e)	USD	27	27,390
Chobani LLC/Chobani Finance Corp. Inc.,
4.63%, 11/15/28(a)	USD	222	211,841
Fiesta Purchaser Inc., 7.88%, 03/01/31(a)(e)	USD	31	32,338
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)(e)	USD	51	46,557
4.88%, 05/15/28(a)(e)	USD	61	59,100
Performance Food Group Inc.
4.25%, 08/01/29(a)	USD	27	25,007
5.50%, 10/15/27(a)(e)	USD	90	88,799
Post Holdings Inc., 4.63%, 04/15/30(a)(e)	USD	61	56,829
Simmons Foods Inc./Simmons Prepared
Foods Inc./Simmons Pet Food Inc./Simmons
Feed, 4.63%, 03/01/29(a)(e)	USD	38	34,196
U.S. Foods Inc.
4.63%, 06/01/30(a)(e)	USD	27	25,309
4.75%, 02/15/29(a)	USD	27	25,854

Schedule of Investments (unaudited) (continued)	BlackRock Short Duration Bond ETF
July 31, 2024	(Formerly BlackRock Short Maturity Bond ETF)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food (continued)
6.88%, 09/15/28(a)	USD	30	$30,840
			914,936
Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28(a)(e)	USD	135	131,857

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
9.38%, 06/01/28(a)(e)	USD	45	47,108
National Grid North America Inc., 4.15%,
09/12/27(c)	EUR	2,043	2,264,814
NiSource Inc.
3.49%, 05/15/27	USD	154	148,749
5.25%, 03/30/28	USD	150	152,104
			2,612,775
Health Care - Products — 0.2%
Avantor Funding Inc., 4.63%, 07/15/28(a)	USD	196	188,710
Bausch & Lomb Corp., 8.38%, 10/01/28(a)(e)	USD	273	280,486
Medline Borrower LP
3.88%, 04/01/29(a)	USD	265	247,302
5.25%, 10/01/29(a)(e)	USD	23	22,232
Medline Borrower LP/Medline Co-Issuer Inc.,
6.25%, 04/01/29(a)	USD	72	73,464
Sartorius Finance BV, 4.25%, 09/14/26(c)	EUR	3,300	3,625,539
Teleflex Inc., 4.25%, 06/01/28(a)(e)	USD	108	102,591
			4,540,324
Health Care - Services — 1.0%
Catalent Pharma Solutions Inc.
3.13%, 02/15/29(a)	USD	114	110,065
3.50%, 04/01/30(a)	USD	82	79,019
5.00%, 07/15/27(a)(e)	USD	27	26,813
Charles River Laboratories International Inc.,
4.25%, 05/01/28(a)(e)	USD	40	38,100
CHS/Community Health Systems Inc.
5.25%, 05/15/30(a)(e)	USD	61	53,196
5.63%, 03/15/27(a)(e)	USD	781	747,850
6.00%, 01/15/29(a)	USD	67	62,206
Elevance Health Inc.
3.65%, 12/01/27	USD	23	22,299
4.10%, 03/01/28	USD	242	237,355
5.15%, 06/15/29	USD	3,514	3,584,773
Encompass Health Corp.
4.50%, 02/01/28	USD	156	150,818
4.75%, 02/01/30(e)	USD	56	53,384
Fortrea Holdings Inc., 7.50%, 07/01/30(a)(e)	USD	32	32,459
HCA Inc.
3.13%, 03/15/27	USD	367	351,527
4.13%, 06/15/29	USD	4,833	4,662,449
4.50%, 02/15/27	USD	2,187	2,162,323
5.25%, 06/15/26	USD	1,150	1,152,563
5.63%, 09/01/28	USD	3,268	3,345,605
5.88%, 02/15/26	USD	8,534	8,587,302
5.88%, 02/01/29	USD	225	232,693
HealthEquity Inc., 4.50%, 10/01/29(a)(e)	USD	117	110,209
Humana Inc.
3.95%, 03/15/27	USD	141	137,873
5.75%, 12/01/28	USD	3,574	3,699,752
IQVIA Inc., 5.00%, 05/15/27(a)	USD	200	196,312
LifePoint Health Inc.
9.88%, 08/15/30(a)(e)	USD	438	477,340
11.00%, 10/15/30(a)(e)	USD	96	107,746
Security		Par (000)	Value

Health Care - Services (continued)
Molina Healthcare Inc., 4.38%, 06/15/28(a)	USD	95	$90,437
Star Parent Inc., 9.00%, 10/01/30(a)(e)	USD	152	162,207
Tenet Healthcare Corp.
4.63%, 06/15/28	USD	142	136,845
6.13%, 06/15/30(e)	USD	110	110,414
			30,921,934
Holding Companies - Diversified — 0.1%
Blackstone Secured Lending Fund, 5.88%,
11/15/27	USD	3,712	3,739,713
Icahn Enterprises LP/Icahn Enterprises
Finance Corp.
4.38%, 02/01/29	USD	36	31,327
5.25%, 05/15/27	USD	85	81,523
6.25%, 05/15/26	USD	70	69,775
9.75%, 01/15/29(a)	USD	51	53,706
			3,976,044
Home Builders — 0.0%
Beazer Homes USA Inc., 7.50%, 03/15/31(a)	USD	15	15,221
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(a)(e)	USD	113	104,945
Empire Communities Corp., 9.75%, 05/01/29(a)	USD	15	15,487
LGI Homes Inc., 8.75%, 12/15/28(a)	USD	27	28,686
Mattamy Group Corp., 4.63%, 03/01/30(a)(e)	USD	27	25,283
New Home Co. Inc. (The), 9.25%, 10/01/29(a)(e)	USD	38	38,281
STL Holding Co. LLC, 8.75%, 02/15/29(a)	USD	18	18,740
Tri Pointe Homes Inc., 5.25%, 06/01/27(e)	USD	61	60,521
			307,164
Home Furnishings — 0.0%
Tempur Sealy International Inc., 4.00%, 04/15/29(a)	USD	113	103,215

Household Products & Wares — 0.0%
Central Garden & Pet Co., 5.13%, 02/01/28	USD	98	95,561
Spectrum Brands Inc., 3.88%, 03/15/31(a)	USD	3	2,513
			98,074
Housewares — 0.0%
CD&R Smokey Buyer Inc., 6.75%, 07/15/25(a)	USD	48	47,671

Insurance — 0.1%
Alliant Holdings Intermediate LLC/Alliant
Holdings Co-Issuer
4.25%, 10/15/27(a)	USD	305	290,253
6.75%, 04/15/28(a)	USD	104	104,515
7.00%, 01/15/31(a)	USD	56	57,010
AmWINS Group Inc.
4.88%, 06/30/29(a)	USD	79	74,490
6.38%, 02/15/29(a)(e)	USD	38	38,550
Aon North America Inc., 5.15%, 03/01/29	USD	603	612,487
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	USD	200	202,843
Howden U.K. Refinance PLC/Howden U.K.
Refinance 2 PLC/Howden U.S. Refinance
LLC, 7.25%, 02/15/31(a)	USD	281	281,780
HUB International Ltd., 7.25%, 06/15/30(a)	USD	546	563,133
Jones Deslauriers Insurance Management Inc., 8.50%, 03/15/30(a)(e)	USD	47	49,296
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	USD	469	481,246
Ryan Specialty LLC, 4.38%, 02/01/30(a)	USD	27	25,417
			2,781,020

Schedule of Investments (unaudited) (continued)	BlackRock Short Duration Bond ETF
July 31, 2024	(Formerly BlackRock Short Maturity Bond ETF)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Internet — 0.2%
Acuris Finance U.S. Inc./Acuris Finance SARL,
5.00%, 05/01/28(a)	USD	200	$178,249
ANGI Group LLC, 3.88%, 08/15/28(a)(e)	USD	27	23,508
Gen Digital Inc., 6.75%, 09/30/27(a)(e)	USD	62	63,062
Go Daddy Operating Co. LLC/GD Finance
Co. Inc.
3.50%, 03/01/29(a)(e)	USD	27	24,549
5.25%, 12/01/27(a)	USD	27	26,581
Match Group Holdings II LLC, 4.63%,
06/01/28(a)	USD	165	157,401
Rakuten Group Inc., 9.75%, 04/15/29(a)	USD	3,542	3,749,781
Uber Technologies Inc.
4.50%, 08/15/29(a)(e)	USD	225	216,880
6.25%, 01/15/28(a)(e)	USD	78	78,688
			4,518,699
Iron & Steel — 0.0%
ATI Inc.
5.88%, 12/01/27(e)	USD	154	152,708
7.25%, 08/15/30(e)	USD	56	58,549
Carpenter Technology Corp., 6.38%, 07/15/28	USD	12	12,070
			223,327
Leisure Time — 0.0%
Acushnet Co., 7.38%, 10/15/28(a)	USD	27	28,153
Carnival Corp.
4.00%, 08/01/28(a)	USD	27	25,515
5.75%, 03/01/27(a)	USD	110	109,452
6.00%, 05/01/29(a)(e)	USD	143	142,653
7.00%, 08/15/29(a)(e)	USD	27	28,218
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28(a)(e)	USD	426	460,524
Life Time Inc., 5.75%, 01/15/26(a)	USD	55	54,791
Lindblad Expeditions Holdings Inc., 9.00%,
05/15/28(a)	USD	2	2,078
Lindblad Expeditions LLC, 6.75%, 02/15/27(a)(e)	USD	9	8,983
NCL Corp. Ltd.
8.13%, 01/15/29(a)(e)	USD	27	28,703
8.38%, 02/01/28(a)	USD	27	28,446
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26(a)	USD	27	26,297
5.38%, 07/15/27(a)(e)	USD	49	48,712
7.25%, 01/15/30(a)(e)	USD	50	52,404
Sabre GLBL Inc., 8.63%, 06/01/27(a)(e)	USD	72	67,306
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(a)(e)	USD	27	26,642
			1,138,877
Lodging — 0.2%
Hilton Domestic Operating Co. Inc.
3.75%, 05/01/29(a)	USD	56	51,918
5.88%, 04/01/29(a)(e)	USD	81	81,629
Las Vegas Sands Corp.
3.50%, 08/18/26	USD	1,563	1,506,596
5.90%, 06/01/27	USD	1,676	1,702,621
Melco Resorts Finance Ltd., 5.38%, 12/04/29(a)	USD	200	180,000
Station Casinos LLC, 4.50%, 02/15/28(a)(e)	USD	74	70,231
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)(e)	USD	85	83,281
Wynn Macau Ltd.
5.50%, 01/15/26(a)(e)	USD	927	910,778
5.63%, 08/26/28(a)	USD	200	188,750
			4,775,804
Security		Par (000)	Value

Machinery — 0.1%
BWX Technologies Inc.
4.13%, 06/30/28(a)	USD	68	$64,700
4.13%, 04/15/29(a)(e)	USD	68	64,122
Esab Corp., 6.25%, 04/15/29(a)(e)	USD	172	174,431
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)	USD	118	121,183
Mueller Water Products Inc., 4.00%, 06/15/29(a)	USD	36	33,591
Terex Corp., 5.00%, 05/15/29(a)(e)	USD	56	53,818
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)	USD	891	873,675
Vertiv Group Corp., 4.13%, 11/15/28(a)(e)	USD	149	141,168
			1,526,688
Manufacturing — 0.0%
Enpro Inc., 5.75%, 10/15/26	USD	61	60,695

Media — 0.6%
Cable One Inc., 4.00%, 11/15/30(a)(e)	USD	33	25,372
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	USD	39	33,183
4.50%, 08/15/30(a)	USD	27	23,640
4.75%, 03/01/30(a)	USD	52	46,553
5.13%, 05/01/27(a)	USD	116	112,667
5.38%, 06/01/29(a)	USD	220	205,669
6.38%, 09/01/29(a)(e)	USD	329	320,336
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20%, 03/15/28	USD	5,710	5,489,985
4.91%, 07/23/25	USD	1,183	1,175,103
6.15%, 11/10/26	USD	1,169	1,191,354
Comcast Corp., 3.15%, 03/01/26	USD	1,595	1,556,705
Directv Financing LLC/Directv Financing
Co-Obligor Inc., 5.88%, 08/15/27(a)	USD	157	151,183
GCI LLC, 4.75%, 10/15/28(a)(e)	USD	46	42,701
Gray Television Inc., 10.50%, 07/15/29(a)(e)	USD	54	56,349
Informa PLC, 2.13%, 10/06/25(c)	EUR	6,047	6,432,457
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	USD	200	186,389
Sirius XM Radio Inc.
4.00%, 07/15/28(a)(e)	USD	27	24,779
5.00%, 08/01/27(a)(e)	USD	155	149,983
Univision Communications Inc., 6.63%, 06/01/27(a)(e)	USD	97	96,529
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)	USD	200	187,368
Ziggo Bond Co. BV, 6.00%, 01/15/27(a)	USD	153	152,139
			17,660,444
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc.
5.00%, 09/30/27(a)(e)	USD	187	183,140
6.38%, 06/15/30(a)(e)	USD	56	56,375
			239,515
Mining — 0.4%
Anglo American Capital PLC, 3.75%, 06/15/29(c)	EUR	2,790	3,031,646
Arsenal AIC Parent LLC, 8.00%, 10/01/30(a)	USD	38	40,430
Constellium SE
3.75%, 04/15/29(a)	USD	250	228,134
5.63%, 06/15/28(a)	USD	250	245,787
Glencore Funding LLC
1.63%, 09/01/25(a)	USD	454	436,852
2.50%, 09/01/30(a)	USD	396	343,863
2.85%, 04/27/31(a)	USD	380	327,077

Schedule of Investments (unaudited) (continued)	BlackRock Short Duration Bond ETF
July 31, 2024	(Formerly BlackRock Short Maturity Bond ETF)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mining (continued)
5.34%, 04/04/27(a)	USD	1,518	$1,532,975
5.37%, 04/04/29(a)	USD	1,593	1,615,659
5.63%, 04/04/34(a)	USD	895	901,632
6.13%, 10/06/28(a)	USD	3,169	3,294,875
6.38%, 10/06/30(a)	USD	332	352,972
Kaiser Aluminum Corp., 4.63%, 03/01/28(a)	USD	125	117,167
New Gold Inc., 7.50%, 07/15/27(a)	USD	76	76,874
Novelis Corp.
3.25%, 11/15/26(a)(e)	USD	384	365,334
4.75%, 01/30/30(a)(e)	USD	54	51,023
			12,962,300
Oil & Gas — 1.2%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(a)	USD	86	87,131
Ascent Resources Utica Holdings LLC/ARU
Finance Corp.
5.88%, 06/30/29(a)	USD	198	194,198
8.25%, 12/31/28(a)	USD	145	148,849
Baytex Energy Corp., 8.50%, 04/30/30(a)(e)	USD	48	50,665
Chesapeake Energy Corp., 5.50%, 02/01/26(a)	USD	46	45,737
CITGO Petroleum Corp.
7.00%, 06/15/25(a)	USD	107	106,931
8.38%, 01/15/29(a)	USD	89	92,735
Civitas Resources Inc.
8.38%, 07/01/28(a)	USD	63	66,144
8.63%, 11/01/30(a)	USD	6	6,481
Comstock Resources Inc.
5.88%, 01/15/30(a)	USD	32	29,766
6.75%, 03/01/29(a)	USD	1,697	1,640,186
Diamond Foreign Asset Co./Diamond
Finance LLC, 8.50%, 10/01/30(a)	USD	38	40,453
Diamondback Energy Inc.
3.50%, 12/01/29	USD	1,643	1,544,610
5.15%, 01/30/30	USD	6,172	6,268,720
5.20%, 04/18/27	USD	6,567	6,639,262
Encino Acquisition Partners Holdings LLC,
8.75%, 05/01/31(a)	USD	35	36,743
EQT Corp.
3.90%, 10/01/27	USD	1,583	1,532,141
5.00%, 01/15/29	USD	573	568,913
7.00%, 02/01/30	USD	311	335,435
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	USD	64	62,927
6.25%, 11/01/28(a)	USD	47	46,988
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(a)	USD	27	26,858
Matador Resources Co., 6.88%, 04/15/28(a)(e)	USD	47	47,928
Nabors Industries Inc.
7.38%, 05/15/27(a)	USD	88	89,613
9.13%, 01/31/30(a)	USD	48	51,279
Northern Oil & Gas Inc., 8.13%, 03/01/28(a)	USD	159	162,240
Occidental Petroleum Corp.
3.40%, 04/15/26	USD	196	189,663
5.00%, 08/01/27	USD	3,785	3,798,021
5.50%, 12/01/25	USD	188	188,342
5.55%, 03/15/26	USD	459	460,371
8.50%, 07/15/27	USD	5,140	5,566,188
PBF Holding Co. LLC/PBF Finance Corp.,
7.88%, 09/15/30(a)(e)	USD	28	28,999
Permian Resources Operating LLC
5.88%, 07/01/29(a)	USD	140	139,154

Security		Par (000)	Value

Oil & Gas (continued)
7.75%, 02/15/26(a)	USD	37	$37,460
8.00%, 04/15/27(a)	USD	64	66,060
Pioneer Natural Resources Co.
1.13%, 01/15/26	USD	158	150,139
5.10%, 03/29/26	USD	3,829	3,850,042
Precision Drilling Corp., 6.88%, 01/15/29(a)(e)	USD	27	26,993
Sitio Royalties Operating Partnership LP/Sitio
Finance Corp., 7.88%, 11/01/28(a)	USD	62	64,873
SM Energy Co.
6.50%, 07/15/28	USD	71	70,832
6.75%, 09/15/26	USD	53	53,057
Talos Production Inc.
9.00%, 02/01/29(a)(e)	USD	31	32,664
9.38%, 02/01/31(a)	USD	26	27,556
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(a)(e)	USD	27	25,603
Transocean Aquila Ltd., 8.00%, 09/30/28(a)	USD	27	27,511
Transocean Inc., 8.75%, 02/15/30(a)	USD	95	100,211
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	USD	31	32,240
Valaris Ltd., 8.38%, 04/30/30(a)	USD	523	547,614
Vermilion Energy Inc., 6.88%, 05/01/30(a)	USD	27	26,856
Vital Energy Inc., 9.75%, 10/15/30(e)	USD	56	61,213
			35,494,595
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners
Finance Corp.
6.25%, 04/01/28(a)	USD	100	99,759
6.88%, 04/01/27(a)	USD	190	190,843
Enerflex Ltd., 9.00%, 10/15/27(a)	USD	43	44,340
Kodiak Gas Services LLC, 7.25%, 02/15/29(a)	USD	75	77,152
USA Compression Partners LP/USA
Compression Finance Corp.
6.88%, 09/01/27	USD	43	43,246
7.13%, 03/15/29(a)(e)	USD	70	71,237
Weatherford International Ltd., 8.63%, 04/30/30(a)	USD	53	55,169
			581,746
Packaging & Containers — 0.2%
Ardagh Metal Packaging Finance
USA LLC/Ardagh Metal Packaging
Finance PLC
4.00%, 09/01/29(a)(e)	USD	400	339,742
6.00%, 06/15/27(a)	USD	437	434,392
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.13%, 08/15/26(a)	USD	200	169,138
Clydesdale Acquisition Holdings Inc., 6.63%, 04/15/29(a)(e)	USD	130	129,518
LABL Inc.
5.88%, 11/01/28(a)	USD	165	152,373
6.75%, 07/15/26(a)	USD	606	602,395
9.50%, 11/01/28(a)	USD	80	80,819
Mauser Packaging Solutions Holding Co.,
7.88%, 04/15/27(a)(e)	USD	4,132	4,264,358
Sealed Air Corp.
4.00%, 12/01/27(a)	USD	62	58,798
5.00%, 04/15/29(a)(e)	USD	27	26,077
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(a)(e)	USD	29	29,201

Schedule of Investments (unaudited) (continued)	BlackRock Short Duration Bond ETF
July 31, 2024	(Formerly BlackRock Short Maturity Bond ETF)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Packaging & Containers (continued)
WRKCo Inc., 4.90%, 03/15/29	USD	111	$111,531
			6,398,342
Pharmaceuticals — 0.9%
AbbVie Inc.
2.60%, 11/21/24	USD	8,836	8,759,600
4.80%, 03/15/29	USD	1,393	1,411,208
Bayer AG, 0.75%, 01/06/27(c)	EUR	6,400	6,480,409
Bristol-Myers Squibb Co.
1.13%, 11/13/27	USD	674	605,535
1.45%, 11/13/30	USD	185	153,915
2.95%, 03/15/32	USD	177	156,822
4.90%, 02/22/29	USD	815	827,808
5.10%, 02/22/31(e)	USD	148	151,699
5.75%, 02/01/31	USD	142	150,481
Endo Finance Holdings Inc., 8.50%,
04/15/31(a)(e)	USD	3,451	3,637,082
Jazz Securities DAC, 4.38%, 01/15/29(a)	USD	200	187,832
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(a)	USD	229	215,150
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/28	USD	2,208	2,202,585
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(e)	USD	30	28,350
4.75%, 05/09/27	USD	200	193,687
			25,162,163
Pipelines — 2.8%
Antero Midstream Partners LP/Antero Midstream
Finance Corp.
5.75%, 03/01/27(a)	USD	96	95,766
5.75%, 01/15/28(a)	USD	27	26,818
Buckeye Partners LP, 4.50%, 03/01/28(a)	USD	53	50,553
Cheniere Energy Partners LP
3.25%, 01/31/32	USD	535	466,739
4.50%, 10/01/29	USD	3,046	2,947,815
DT Midstream Inc., 4.13%, 06/15/29(a)	USD	73	68,241
Enbridge Inc.
5.25%, 04/05/27	USD	7,617	7,709,277
5.30%, 04/05/29	USD	1,072	1,091,670
5.90%, 11/15/26	USD	224	228,839
Energy Transfer LP
2.90%, 05/15/25	USD	5,885	5,769,078
4.20%, 04/15/27	USD	1,729	1,699,452
5.50%, 06/01/27	USD	6,979	7,082,171
6.10%, 12/01/28	USD	6,001	6,256,631
EQM Midstream Partners LP, 6.38%, 04/01/29(a)	USD	49	50,020
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(a)	USD	340	364,821
Genesis Energy LP/Genesis Energy
Finance Corp.
7.75%, 02/01/28	USD	9	9,133
8.25%, 01/15/29	USD	31	32,252
8.88%, 04/15/30	USD	18	19,057
Howard Midstream Energy Partners LLC, 8.88%, 07/15/28(a)	USD	45	47,901
Kinder Morgan Inc.
1.75%, 11/15/26	USD	218	203,710
5.00%, 02/01/29	USD	2,400	2,418,131
Kinetik Holdings LP, 6.63%, 12/15/28(a)	USD	27	27,532
MPLX LP
1.75%, 03/01/26	USD	336	319,356
Security		Par (000)	Value

Pipelines (continued)
4.00%, 03/15/28	USD	1,938	$1,883,839
4.13%, 03/01/27	USD	900	884,010
4.88%, 06/01/25	USD	2,024	2,014,089
New Fortress Energy Inc.
6.50%, 09/30/26(a)(e)	USD	30	27,895
6.75%, 09/15/25(a)	USD	63	61,936
8.75%, 03/15/29(a)(e)	USD	21	19,042
NGL Energy Operating LLC/NGL Energy
Finance Corp., 8.13%, 02/15/29(a)(e)	USD	84	85,130
NuStar Logistics LP, 5.75%, 10/01/25(e)	USD	27	27,003
ONEOK Inc.
4.35%, 03/15/29	USD	3,782	3,705,188
5.55%, 11/01/26	USD	275	278,844
Prairie Acquiror LP, 9.00%, 08/01/29(a)	USD	31	31,964
Rockies Express Pipeline LLC, 4.95%,
07/15/29(a)	USD	35	33,473
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	USD	1,125	1,100,770
5.00%, 03/15/27(e)	USD	10,567	10,598,555
5.63%, 03/01/25	USD	5,059	5,055,171
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp.
5.50%, 01/15/28(a)	USD	38	36,664
6.00%, 03/01/27(a)(e)	USD	27	26,806
7.38%, 02/15/29(a)	USD	78	79,023
Targa Resources Corp.
5.20%, 07/01/27	USD	4,500	4,546,044
6.15%, 03/01/29	USD	6,270	6,572,908
TransCanada PipeLines Ltd., 4.25%, 05/15/28	USD	199	194,877
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29(a)	USD	375	346,718
Venture Global LNG Inc., 9.50%, 02/01/29(a)	USD	369	410,509
Williams Companies Inc. (The)
3.75%, 06/15/27	USD	4,952	4,813,709
4.90%, 03/15/29	USD	1,533	1,537,404
			81,356,534
Real Estate — 0.0%
Anywhere Real Estate Group LLC/Anywhere
Co-Issuer Corp., 7.00%, 04/15/30(a)(e)	USD	84	71,242
CoreLogic Inc., 4.50%, 05/01/28(a)(e)	USD	142	130,988
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(a)(e)	USD	27	28,244
Howard Hughes Corp. (The), 5.38%, 08/01/28(a)	USD	55	53,336
			283,810
Real Estate Investment Trusts — 2.9%
American Tower Corp.
1.50%, 01/31/28	USD	3,719	3,328,770
2.40%, 03/15/25	USD	4,627	4,536,695
2.75%, 01/15/27	USD	2,756	2,619,746
3.13%, 01/15/27	USD	3,348	3,212,927
3.38%, 10/15/26	USD	5,933	5,735,405
3.55%, 07/15/27	USD	938	903,974
3.65%, 03/15/27	USD	3,775	3,662,641
5.20%, 02/15/29	USD	124	125,722
5.50%, 03/15/28	USD	100	102,160
5.80%, 11/15/28	USD	186	192,961
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)	USD	43	40,647

Schedule of Investments (unaudited) (continued)	BlackRock Short Duration Bond ETF
July 31, 2024	(Formerly BlackRock Short Maturity Bond ETF)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Investment Trusts (continued)
Crown Castle Inc.
1.05%, 07/15/26	USD	1,710	$1,585,980
2.90%, 03/15/27	USD	158	150,264
5.00%, 01/11/28	USD	631	633,032
5.60%, 06/01/29	USD	187	192,195
Equinix Inc.
1.00%, 09/15/25	USD	2,584	2,469,130
1.25%, 07/15/25	USD	346	332,756
1.55%, 03/15/28	USD	171	152,547
1.80%, 07/15/27(e)	USD	3,909	3,594,248
2.00%, 05/15/28	USD	2,981	2,694,544
2.63%, 11/18/24	USD	11,912	11,805,220
3.20%, 11/18/29	USD	2,837	2,621,495
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(a)(e)	USD	59	53,397
GLP Capital LP/GLP Financing II Inc.
5.30%, 01/15/29	USD	2,431	2,426,294
5.38%, 04/15/26	USD	4,681	4,672,661
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26(a)	USD	58	55,376
Iron Mountain Inc., 7.00%, 02/15/29(a)	USD	226	232,201
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/27(a)(e)	USD	46	44,512
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 08/01/26(e)	USD	75	67,367
Realty Income Corp., 2.10%, 03/15/28	USD	1,840	1,679,093
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)(e)	USD	86	81,474
4.75%, 10/15/27	USD	90	87,374
7.25%, 07/15/28(a)(e)	USD	56	57,821
RLJ Lodging Trust LP, 3.75%, 07/01/26(a)	USD	65	62,050
SBA Communications Corp.
3.13%, 02/01/29(e)	USD	132	119,507
3.88%, 02/15/27(e)	USD	48	46,214
Starwood Property Trust Inc.
4.38%, 01/15/27(a)(e)	USD	27	25,926
7.25%, 04/01/29(a)(e)	USD	26	26,740
UDR Inc., 3.50%, 07/01/27	USD	162	155,739
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 10.50%, 02/15/28(a)	USD	1,239	1,253,184
VICI Properties LP, 4.75%, 02/15/28	USD	4,402	4,351,055
VICI Properties LP/VICI Note Co. Inc.
4.63%, 06/15/25(a)	USD	12,214	12,092,527
4.63%, 12/01/29(a)	USD	6,605	6,359,374
			84,642,945
Retail — 0.1%
1011778 BC ULC/New Red Finance Inc.
4.00%, 10/15/30(a)	USD	52	46,383
4.38%, 01/15/28(a)(e)	USD	154	146,437
Asbury Automotive Group Inc., 4.75%, 03/01/30(e)	USD	36	33,828
Beacon Roofing Supply Inc.
4.13%, 05/15/29(a)(e)	USD	27	24,799
6.50%, 08/01/30(a)(e)	USD	30	30,676
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 4.63%, 01/15/29(a)(e)	USD	92	85,920
GYP Holdings III Corp., 4.63%, 05/01/29(a)(e)	USD	31	29,263
Home Depot Inc. (The)
4.75%, 06/25/29	USD	587	594,236
5.15%, 06/25/26	USD	2,169	2,191,518
Security		Par (000)	Value

Retail (continued)
Lowe's Companies Inc.
3.10%, 05/03/27	USD	135	$129,461
3.65%, 04/05/29	USD	982	939,481
Penske Automotive Group Inc., 3.50%,
09/01/25(e)	USD	47	45,856
Raising Cane's Restaurants LLC, 9.38%,
05/01/29(a)(e)	USD	27	29,148
			4,327,006
Semiconductors — 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27	USD	9,564	9,375,583
Broadcom Inc., 4.75%, 04/15/29	USD	1,651	1,656,856
Foundry JV Holdco LLC, 5.90%, 01/25/30(a)	USD	1,809	1,873,305
Intel Corp.
1.60%, 08/12/28	USD	259	230,641
4.00%, 08/05/29	USD	247	240,428
4.88%, 02/10/28	USD	658	664,223
Microchip Technology Inc.
4.25%, 09/01/25	USD	150	148,387
5.05%, 03/15/29	USD	1,863	1,883,734
NXP BV/NXP Funding LLC/NXP USA Inc.,
4.30%, 06/18/29	USD	436	424,782
Qualcomm Inc.
1.30%, 05/20/28	USD	327	291,526
3.45%, 05/20/25	USD	609	601,224
Synaptics Inc., 4.00%, 06/15/29(a)(e)	USD	57	52,219
			17,442,908
Software — 1.2%
Camelot Finance SA, 4.50%, 11/01/26(a)	USD	97	94,563
Capstone Borrower Inc., 8.00%, 06/15/30(a)(e)	USD	58	60,082
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)	USD	163	164,398
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)	USD	75	76,934
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)(e)	USD	187	175,403
4.88%, 07/01/29(a)(e)	USD	130	122,805
Cloud Software Group Inc., 6.50%, 03/31/29(a)	USD	679	661,853
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(a)(e)	USD	101	95,844
Dye & Durham Ltd., 8.63%, 04/15/29(a)	USD	1,290	1,319,998
Fair Isaac Corp., 4.00%, 06/15/28(a)	USD	62	58,335
Fidelity National Information Services Inc.
1.15%, 03/01/26	USD	3,731	3,521,431
1.65%, 03/01/28	USD	689	618,710
MicroStrategy Inc., 6.13%, 06/15/28(a)(e)	USD	79	78,131
Oracle Corp.
2.30%, 03/25/28	USD	9,921	9,125,628
2.80%, 04/01/27	USD	1,287	1,224,909
2.95%, 05/15/25	USD	4,470	4,389,801
3.25%, 11/15/27	USD	529	505,861
SS&C Technologies Inc., 5.50%, 09/30/27(a)	USD	237	234,770
Twilio Inc., 3.63%, 03/15/29(e)	USD	136	123,369
UKG Inc., 6.88%, 02/01/31(a)	USD	481	494,388
VMware LLC
1.00%, 08/15/24	USD	8,902	8,884,992
1.40%, 08/15/26	USD	3,415	3,185,190
3.90%, 08/21/27	USD	527	512,457
4.65%, 05/15/27	USD	148	147,296
Workday Inc., 3.70%, 04/01/29	USD	53	50,717

Schedule of Investments (unaudited) (continued)	BlackRock Short Duration Bond ETF
July 31, 2024	(Formerly BlackRock Short Maturity Bond ETF)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)(e)	USD	130	$118,756
			36,046,621
Telecommunications — 2.0%
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	USD	164	157,942
5.88%, 10/15/27(a)	USD	105	103,967
8.63%, 03/15/31(a)	USD	533	558,263
8.75%, 05/15/30(a)	USD	52	54,477
Iliad Holding SASU, 7.00%, 10/15/28(a)	USD	200	200,523
Motorola Solutions Inc.
2.30%, 11/15/30	USD	2,696	2,321,902
4.60%, 05/23/29	USD	221	219,126
NTT Finance Corp.
1.16%, 04/03/26(a)	USD	200	188,210
1.59%, 04/03/28(a)	USD	200	179,337
4.37%, 07/27/27(a)	USD	1,931	1,917,185
Rogers Communications Inc.
2.95%, 03/15/25	USD	12,533	12,340,605
3.20%, 03/15/27	USD	3,726	3,578,846
5.00%, 02/15/29	USD	2,604	2,612,564
Sprint LLC, 7.63%, 03/01/26	USD	148	152,023
T-Mobile USA Inc.
1.50%, 02/15/26	USD	1,969	1,868,072
2.25%, 02/15/26	USD	1,540	1,475,297
2.63%, 04/15/26	USD	4,035	3,878,876
2.63%, 02/15/29	USD	1,437	1,310,014
3.50%, 04/15/25	USD	2,907	2,866,171
3.75%, 04/15/27	USD	2,901	2,827,495
4.75%, 02/01/28	USD	10,000	9,959,884
4.85%, 01/15/29	USD	1,382	1,388,761
4.95%, 03/15/28	USD	432	435,091
5.38%, 04/15/27	USD	441	443,394
Verizon Communications Inc.
3.38%, 02/15/25	USD	4,621	4,580,324
4.02%, 12/03/29	USD	323	312,170
4.13%, 03/16/27	USD	2,178	2,153,703
4.33%, 09/21/28	USD	1,559	1,544,579
Viavi Solutions Inc., 3.75%, 10/01/29(a)(e)	USD	12	10,407
			59,639,208
Transportation — 0.4%
Norfolk Southern Corp.
2.90%, 06/15/26	USD	5,513	5,321,163
3.80%, 08/01/28	USD	979	952,968
Ryder System Inc.
5.25%, 06/01/28	USD	146	148,345
5.30%, 03/15/27	USD	3,420	3,458,361
5.50%, 06/01/29	USD	167	171,465
5.65%, 03/01/28	USD	145	148,946
6.30%, 12/01/28	USD	139	147,168
			10,348,416
Trucking & Leasing — 0.4%
Fortress Transportation and Infrastructure
Investors LLC
7.00%, 05/01/31(a)	USD	9,758	10,060,654
7.88%, 12/01/30(a)	USD	118	125,081
5.50%, 05/01/28(a)	USD	82	80,393
Security	Par (000)		Value

Trucking & Leasing (continued)
Penske Truck Leasing Co. LP/PTL
Finance Corp.
5.35%, 01/12/27(a)	USD	1,962	$1,980,259
5.75%, 05/24/26(a)	USD	556	561,562
			12,807,949
Total Corporate Bonds & Notes — 32.0%
(Cost: $934,173,968)			946,398,381

Municipal Debt Obligations

Massachusetts — 0.1%
Massachusetts Educational Financing Authority
RB, 6.35%, 07/01/49		$1,410	1,468,589

Total Municipal Debt Obligations — 0.1%
(Cost: $1,410,000)			1,468,589

U.S. Government & Agency Obligations
Mortgage-Backed Securities — 3.2%
Federal National Mortgage Association, 5.81%, 06/01/31		10,290	10,671,825
Uniform Mortgage-Backed Securities
2.00%, 05/01/42		7,170	6,164,687
3.00%, 04/01/33		7,600	7,210,129
3.50%, 12/01/31		4,964	4,812,579
3.50%, 02/01/32		6,603	6,389,599
4.00%, 08/15/54(f)		64,200	60,160,883
			95,409,702
U.S. Government Obligations — 36.1%
U.S. Treasury Note/Bond
4.00%, 01/15/27		85,712	85,380,535
4.13%, 02/15/27		83,748	83,695,657
4.25%, 03/15/27		90,314	90,603,287
4.38%, 07/15/27		74,675	75,310,904
4.50%, 04/15/27		119,100	120,253,781
4.50%, 05/15/27		18,330	18,519,028
4.63%, 02/28/26		70,856	71,038,675
4.63%, 10/15/26		454,666	458,466,726
4.63%, 11/15/26		24,078	24,299,029
4.63%, 06/15/27		39,705	40,300,575
			1,067,868,197
Total U.S. Government & Agency Obligations — 39.3%
(Cost: $1,152,042,455)			1,163,277,899
Total Long-Term Investments — 101.5%
(Cost: $2,976,534,527)			3,002,632,362

	Shares

Short-Term Securities

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.45%(g)(h)(i)		28,597,127	28,608,566

Schedule of Investments (unaudited) (continued)	BlackRock Short Duration Bond ETF
July 31, 2024	(Formerly BlackRock Short Maturity Bond ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(g)(h)	23,720,000	$23,720,000

Total Short-Term Securities — 1.8%
(Cost: $52,317,733)		52,328,566

Total Investments Before TBA Sales Commitments — 103.3%
(Cost: $3,028,852,260)		3,054,960,928

Par (000)

TBA Sales Commitments(f)

Mortgage-Backed Securities — (2.0)%
Uniform Mortgage-Backed Securities, 4.00%, 08/15/54	$(64,200)	(60,160,883)

Total TBA Sales Commitments — (2.0)%
(Proceeds: $(59,660,859))		(60,160,883)

Total Investments, Net of TBA Sales Commitments — 101.3%
(Cost: $2,969,191,401)		2,994,800,045

Liabilities in Excess of Other Assets — (1.3)%		(36,046,431)

Net Assets — 100.0%		$2,958,753,614
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(e)	All or a portion of this security is on loan.

(f)	Represents or includes a TBA transaction.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period end.

(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$40,131,268	$—	$(11,446,239	)(a)	$(60,970)	$(15,493)	$28,608,566	28,597,127	$265,211	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	217,490,000	—	(193,770,000	)(a)	—	—	23,720,000	23,720,000	2,146,023		—
					$(60,970)	$(15,493)	$52,328,566		$2,411,234		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Bund	13	09/06/24	$1,882	$54,393
2-Year U.S. Treasury Note	4,644	09/30/24	954,995	7,558,157
				7,612,550

Schedule of Investments (unaudited) (continued)	BlackRock Short Duration Bond ETF
July 31, 2024	(Formerly BlackRock Short Maturity Bond ETF)

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
Euro BOBL	(56)	09/06/24	$7,122	$(139,442)
Euro-Schatz	(219)	09/06/24	25,141	(206,391)
10-Year U.S. Treasury Note	(425)	09/19/24	47,687	(735,947)
10-Year U.S. Ultra Bond	(307)	09/19/24	35,631	(428,996)
5-Year U.S. Treasury Note	(3,456)	09/30/24	373,977	(7,177,640)
				(8,688,416)
				$(1,075,866)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	997,000	USD	1,072,678	HSBC Bank PLC	09/18/24	$8,694
GBP	352,000	USD	445,385	Barclays Bank PLC	09/18/24	7,319
GBP	6,611,000	USD	8,496,590	HSBC Bank PLC	09/18/24	5,765
USD	457,485	EUR	417,000	State Street Bank & Trust Company	09/18/24	5,197
USD	1,324,192	GBP	1,023,000	Deutsche Bank Securities Inc.	09/18/24	8,520
						35,495
USD	96,380,615	EUR	89,544,000	Deutsche Bank Securities Inc.	09/18/24	(741,126)
USD	9,546,317	GBP	7,526,000	Citibank N.A.	09/18/24	(132,811)
USD	3,233,103	GBP	2,527,000	Deutsche Bank Securities Inc.	09/18/24	(16,852)
USD	32,394,381	GBP	25,545,000	Goldman Sachs & Co.	09/18/24	(458,838)
USD	34,664,190	GBP	27,320,000	HSBC Bank PLC	09/18/24	(471,843)
						(1,821,470)
						$(1,785,975)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.42.V1	5.00	Quarterly	06/20/29	USD	20,490	$(1,395,230)	$(1,412,356)	$17,126
CDX.NA.IG.42.V1	1.00	Quarterly	06/20/29	USD	64,660	(1,376,245)	(1,440,419)	64,174
						$(2,771,475)	$(2,852,775)	$81,300

Centrally Cleared Interest Rate Swaps

										Upfront
								Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective		Termination		Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date		Date		(000)	Value	(Received)	(Depreciation)
		1-Day SOFR,
3.73%	Annual	5.38%	Annual	9/3/2024	(a)	02/15/34	USD	9,000	$(95,200)	$155	$(95,355)

(a)	Forward Swap.

Schedule of Investments (unaudited) (continued)	BlackRock Short Duration Bond ETF
July 31, 2024	(Formerly BlackRock Short Maturity Bond ETF)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$563,238,323	$—	$563,238,323
Collaterized Mortgage Obligations	—	318,358,130	—	318,358,130
Commercial Paper	—	9,891,040	—	9,891,040
Corporate Bonds & Notes	—	946,398,381	—	946,398,381
Municipal Debt Obligations	—	1,468,589	—	1,468,589
U.S. Government & Agency Obligations	—	1,163,277,899	—	1,163,277,899
Short-Term Securities
Money Market Funds	52,328,566	—	—	52,328,566
Liabilities
Investments
TBA Sales Commitments	—	(60,160,883)	—	(60,160,883)
	$52,328,566	$2,942,471,479	$—	$2,994,800,045
Derivative Financial Instruments(a)
Assets
Credit Contracts.	$—	$81,300	$—	$81,300
Foreign Currency Exchange Contracts	—	35,495	—	35,495
Interest Rate Contracts	7,612,550	—	—	7,612,550
Liabilities
Foreign Currency Exchange Contracts	—	(1,821,470)	—	(1,821,470)
Interest Rate Contracts	(8,688,416)	(95,355)	—	(8,783,771)
	$(1,075,866)	$(1,800,030)	$—	$(2,875,896)

(a)	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

		REIT	Real Estate Investment Trust
CLO	Collateralized Loan Obligation	SOFR	Secured Overnight Financing Rate
CMT	Constant Maturity Treasury	SONIA	Sterling Overnight Interbank Average Rate
EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
RB	Revenue Bond

Schedule of Investments (unaudited) (continued)	BlackRock Short Duration Bond ETF
July 31, 2024	(Formerly BlackRock Short Maturity Bond ETF)

Currency Abbreviation

EUR	Euro
GBP	British Pound
USD	United States Dollar